    As filed with the Securities and Exchange Commission on January 26, 1996
                                                   File Nos. 33-14227: 811-5157

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933              _
                         Pre-Effective Amendment No.      _
                  Post-Effective Amendment No. 12         X
                                     and/or
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940              _
                               Amendment No. 13           X
                        (Check appropriate box or boxes)

                              ANCHOR PATHWAY FUND
               (Exact Name of Registrant as Specified in Charter)

                       1 SunAmerica Center, Century City
                          Los Angeles, CA  90067-6022
               (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (310) 772-6000

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (Name and Address of Agent for Service)

                                   Copies to:

Susan L. Harris, Esq.                       Margery K. Neale, Esq.
Senior Vice President and General Counsel   Shereff, Friedman, Hoffman &
SunAmerica Inc.                             Goodman, LLP
1 SunAmerica Center, Century City           919 Third Avenue
Los Angeles, CA  90067-6022                 New York, NY 10022


It is proposed that this filing will become effective (check appropriate box)

_ immediately upon filing pursuant          x on January 29, 1996 pursuant
to paragraph (b)                              to paragraph (b)
_ 60 days after filing pursuant             _ on (date) pursuant to
paragraph (a)                                 paragraph (a) of Rule 485
                       --------------------

  The Registrant has elected to register an indefinite number of shares of beneficial interest, par value $.01 per share, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant's fiscal year ended November 30, 1995 was filed on January 23, 1996.

===============================================================================

                              ANCHOR PATHWAY FUND

                             CROSS REFERENCE SHEET

Item Number
in Form N-1A                                           Caption
                             PART A - PROSPECTUS

1.   Cover Page                         Cover Page

2.   Synopsis - Fee Table               *

3.   Condensed Financial Information    Financial Highlights

4.   General Description of             The Fund, Its Investment Objectives and Policies;
     Registrant                         Description of Securities and Investment Techniques

5.   Management of the Fund             Management

6.   Capital Stock and Other            Dividends, Distributions and Federal Taxes;
     Securities                         Shareholder Voting Rights; Shareholder Inquiries

7.   Purchase of Securities             Price of Shares; Purchases and
     Being Offered                      Redemptions

8.   Redemption or Repurchase           Purchases and Redemptions

9.   Pending Legal Proceedings          *


                    PART B - STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    The Fund

13.  Investment Objectives              Investment Policies; Investment Restrictions
     and Policies

14.  Management of the Fund             Fund Officers and Trustees

15.  Control Persons and                The Fund
     Principal Holders of Securities

16.  Investment Advisory and            Investment Advisory Agreement;
     Other Services                     Business Management Agreement;
                                        General Information

17.  Brokerage Allocation               Execution of Portfolio Transactions

18.  Capital Stock and Other Securities *

19.  Purchase, Redemption and Pricing   Price of Shares
     of Securities Being Offered

20.  Tax Status                         Dividends, Distributions and Federal Taxes

21.  Underwriters                       *

22.  Calculation of Performance Data    *

23.  Financial Statements               Financial Statements


                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Omitted from the Prospectus or Statement of Additional Information because the item is not applicable.

                 --------------------------------------------------

                                      [LOGO]

                 --------------------------------------------------

                                     PROSPECTUS

                                  JANUARY 29, 1996

                 --------------------------------------------------

                              ANCHOR PATHWAY FUND
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                        TELEPHONE NUMBER: (800) 445-7862

  Anchor Pathway Fund ("Fund") is an open-end diversified management investment company. The Fund consists of seven Series, each of which has its own investment objectives and policies.


  Shares of the Fund are offered only to Variable Separate Account (the "Account"), a separate account of Anchor National Life Insurance Company ("Company") which offers annuity contracts. Such shares may also be sold to fund variable life contracts issued by the Company in the future. The contracts involve fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or contract values to one or more series of the Fund. Certain Series may not be available in connection with a particular contract. See the applicable contract prospectus for information regarding contract fees and expenses and any restrictions or limitations.


  The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

  The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

  The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

  The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less) in any combination.


  The HIGH-YIELD BOND SERIES seeks a high level of current income and secondarily seeks capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. IN ADDITION TO OTHER RISKS, THESE HIGH-YIELD, HIGH-RISK BONDS, WHICH ARE COMMONLY REFERRED TO AS "JUNK BONDS," TYPICALLY ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER-YIELDING, HIGHER-RATED BONDS. SEE PAGES 7-8 FOR MORE INFORMATION.



  The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA by Standard & Poor's Ratings Services or Aaa by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the investment adviser.


  The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in a diversified selection of high quality money market instruments.

  AS A RESULT OF THE MARKET RISK INHERENT IN ANY INVESTMENT, THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE(S) OF ANY OF THE SERIES WILL BE REALIZED. INVESTMENTS IN A SERIES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON.

  This Prospectus sets forth concisely the information a prospective investor ought to know before investing in the Fund. Please read it carefully and retain it for future reference. Further information about the performance of the Series of the Fund is contained in the Fund's Annual Report to Shareholders. A Statement of Additional Information has been filed with the Securities and Exchange Commission. The Annual Report to Shareholders and the Statement of Additional Information may be obtained upon request and without charge by contacting the Fund at the above address or phone number.
                            ------------------------

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
       SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
           ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
             OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------


                THE DATE OF THIS PROSPECTUS IS JANUARY 29, 1996.

                               TABLE OF CONTENTS


TOPIC                                                                                   PAGE
                                                                                        -----
FINANCIAL HIGHLIGHTS..................................................................      3
THE FUND, ITS INVESTMENT OBJECTIVES AND POLICIES......................................      5
     Growth Series....................................................................      5
     International Series.............................................................      5
     Growth-Income Series.............................................................      6
     Asset Allocation Series..........................................................      7
     High-Yield Bond Series...........................................................      7
     U.S. Government/AAA-Rated Securities Series......................................      9
     Cash Management Series...........................................................      9
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES...................................     10
MANAGEMENT............................................................................     13
PORTFOLIO TURNOVER....................................................................     15
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES............................................     16
PRICE OF SHARES.......................................................................     16
PURCHASES AND REDEMPTIONS.............................................................     16
SHAREHOLDER VOTING RIGHTS.............................................................     17
SHAREHOLDER INQUIRIES.................................................................     17
STATEMENT OF ADDITIONAL INFORMATION -- TABLE OF CONTENTS..............................     18
APPENDIX

                              FINANCIAL HIGHLIGHTS*

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  The Fund was established to provide an exclusive funding medium for the annuity contracts issued by the Account. It had no operations prior to March 29, 1988. Through March 28, 1988, these contracts were funded by shares of the American Pathway Fund. On March 29, 1988, shares of the Fund were issued in a transaction that, in effect, transferred an equitable pro rata amount of the net assets of American Pathway Fund (approximately 80%) to the Fund. For accounting purposes, the Fund is considered to be the successor to the American Pathway Fund and the financial statements of the Fund and its per share data and ratios are those of the American Pathway Fund through March 28, 1988.


  The following Financial Highlights for the eight years in the period ended November 30, 1995 has been audited by Price Waterhouse LLP, independent accountant, whose reports on the financial statements containing such information for the five years in the period ended November 30, 1995, are included in the Fund's Annual Report to Shareholders. The information in this table should be read in conjunction with the other financial statements and notes thereto included in the Annual Report of the Fund, which may be obtained along with the Statement of Additional Information by writing to the Secretary of the Fund at the address on the cover page of this Prospectus.


                                                              Dividends   Dividends
                                    Net realized              declared       from
                 Net asset   Net    & unrealized    Total     from net   net realized  Net asset              Net assets   Ratio of
     Period        value    Invest- gain (loss)      from      invest-     gain on       value                  end of     expenses
     ended       beginning   ment        on       investment    ment       Invest-        end     Total         period    to average
    Nov. 30       period    income  Investments   operations   income       ments      of period  Return       (000's)    net assets
---------------- ---------  ------  ------------  ----------  ---------  ------------  ---------  ------      ----------  ----------
                                                           GROWTH SERIES
1986............  $ 11.63   $ .10      $ 4.30       $ 4.40     $  (.13)     $ (.24)     $ 15.66   38.77 %      $ 44,091       .71%+
1987............    15.66     .14        (.78)        (.64)       (.11)       (.34)       14.57   (4.34 )        98,447       .63
1988............    14.57     .23        2.88         3.11        (.12)       (.61)       16.95   21.83          93,801       .65
1989............    16.95     .37        7.85         8.22        (.13)       (.09)       24.95   48.76         190,185       .53
1990............    24.95     .36       (2.37)       (2.01)       (.31)      (1.62)       21.01   (8.60 )       268,174       .56
1991............    21.01     .37        5.25         5.62        (.77)       (.29)       25.57   26.80         458,719       .62
1992............    25.57     .23        5.21         5.44        (.01)       (.04)       30.96   21.29         644,060       .56
1993............    30.96     .24 @      5.32         5.56        (.23)       (.53)       35.76   18.26         735,400       .55
1994............    35.76     .19 @      1.04         1.23        (.25)      (2.66)       34.08    3.33         712,602       .55
1995............    34.08     .25 @     12.02        12.27        (.20)      (2.65)       43.50   37.93         892,275       .55
                                                        INTERNATIONAL SERIES
1990#...........  $ 10.00   $ .07      $ (.39)      $ (.32)         --          --      $  9.68   (3.20 )%     $ 13,704      1.85%+
1991............     9.68     .16         .38          .54        (.09)         --        10.13    5.59          50,654      1.40
1992............    10.13     .15        (.12)         .03        (.14)       (.02)       10.00     .31          85,919      1.19
1993............    10.00     .18 @      2.54         2.72        (.14)       (.01)       12.57   27.41         192,162      1.12
1994............    12.57     .22 @       .81         1.03        (.12)       (.22)       13.26    8.17         259,498      1.04
1995............    13.26     .26 @      1.11         1.37        (.23)       (.50)       13.90   11.18         228,134      1.05
                                                        GROWTH-INCOME SERIES
1986............  $ 13.95   $ .41      $ 3.91       $ 4.32     $  (.48)     $ (.33)     $ 17.46   32.10 %      $129,370       .61%+
1987............    17.46     .47       (1.87)       (1.40)       (.46)       (.08)       15.52   (8.59 )       217,141       .59
1988............    15.52     .61        2.82         3.43        (.30)       (.18)       18.47   22.49         210,992       .61
1989............    18.47     .79        5.18         5.97        (.60)         --        23.84   32.94         364,096       .53
1990............    23.84     .74       (2.48)       (1.74)       (.54)       (.85)       20.71   (7.57 )       423,733       .56
1991............    20.71     .73        3.62         4.35        (.87)       (.40)       23.79   21.14         584,668       .59
1992............    23.79     .64        3.12         3.76        (.72)       (.58)       26.25   16.02         777,448       .56
1993............    26.25     .71 @      2.44         3.15        (.63)       (.54)       28.23   12.34         862,716       .55
1994............    28.23     .69 @      (.14)         .55        (.76)      (1.56)       26.46    2.00         765,971       .55
1995............    26.46     .71 @      7.46         8.17        (.76)      (2.23)       31.64   33.47         882,143       .55
                                                      ASSET ALLOCATION SERIES
1989++..........  $ 10.00   $ .18      $  .82       $ 1.00          --          --      $ 11.00   10.00 %      $ 23,318       .54%+
1990............    11.00     .56        (.73)        (.17)       (.21)         --        10.62   (1.57 )        54,985       .65
1991............    10.62     .56        1.32         1.88        (.60)       (.02)       11.88   18.66          78,271       .77
1992............    11.88     .50        1.10         1.60        (.53)       (.05)       12.90   13.80         134,100       .63
1993............    12.90     .63 @       .72         1.35        (.46)       (.13)       13.66   10.76         166,555       .60
1994............    13.66     .58 @      (.69)        (.11)       (.62)       (.31)       12.62    (.84 )       142,678       .59
1995............    12.62     .55 @      3.16         3.71        (.68)       (.38)       15.27   31.01         153,608       .59


                  Ratio of net
                   investment
     Period          income     Portfolio
     ended         to average   turnover
    Nov. 30        net assets     rate
----------------  ------------  --------

1986............        .76%+     27.40%
1987............        .97       14.00
1988............       1.30       10.40
1989............       2.16       47.00
1990............       2.38       17.70
1991............       1.51       12.30
1992............        .88       14.31
1993............        .71       21.99
1994............        .56       33.79
1995............        .65       23.72

1990#...........       3.21%+      4.10%
1991............       2.20       14.30
1992............       1.88       21.04
1993............       1.62       22.56
1994............       1.64       21.68
1995............       1.95       16.79

1986............       3.08%+     11.20%
1987............       2.85        6.80
1988............       3.32       12.90
1989............       4.16       29.60
1990............       4.11       13.80
1991............       3.45       21.20
1992............       2.88       18.81
1993............       2.60       29.22
1994............       2.54       32.97
1995............       2.52       18.81

1989++..........       5.36%+     12.80%
1990............       6.48       18.10
1991............       5.50       16.50
1992............       4.84       21.86
1993............       4.70       22.66
1994............       4.47       48.53
1995............       4.04       53.58

                                                              Dividends   Dividends
                                    Net realized              declared       from
                 Net asset   Net    & unrealized    Total     from net   net realized  Net asset              Net assets   Ratio of
     Period        value    Invest- gain (loss)      from      invest-     gain on       value                  end of     expenses
     ended       beginning   ment        on       investment    ment       Invest-        end     Total         period    to average
    Nov. 30       period    income  Investments   operations   income       ments      of period  Return       (000's)    net assets
---------------- ---------  ------  ------------  ----------  ---------  ------------  ---------  ------      ----------  ----------
                                                       HIGH-YIELD BOND SERIES
1986............  $ 13.02   $1.35      $ 1.30       $ 2.65     $ (1.98)     $ (.20)     $ 13.49   22.64 %      $ 53,379       .67%+
1987............    13.49    1.35        (.94)         .41       (1.36)       (.32)       12.22    2.96          70,098       .63
1988............    12.22    1.24         .64         1.88        (.71)       (.17)       13.22   15.92          78,335       .65
1989............    13.22    1.36        (.25)        1.11       (1.16)         --        13.17    8.86          85,778       .64
1990............    13.17    1.53       (1.53)         .00       (1.09)         --        12.08     .02          79,099       .66
1991............    12.08    1.19        2.16         3.35       (1.52)         --        13.91   29.25         117,714       .69
1992............    13.91    1.20         .65         1.85       (1.16)         --        14.60   14.06         147,951       .62
1993............    14.60    1.27 @      1.02         2.29       (1.22)         --        15.67   16.44         190,515       .59
1994............    15.67    1.24 @     (1.88)        (.64)      (1.49)       (.49)       13.05   (4.70 )       127,467       .59
1995............    13.05    1.26 @       .99         2.25       (1.56)       (.13)       13.61   18.97         146,590       .59
                                            U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
1986++++........  $ 10.00   $ .53      $ 1.45       $ 1.98     $  (.36)         --      $ 11.62   20.01 %      $ 32,457       .64%
1987............    11.62     .85       (1.21)        (.36)       (.79)         --        10.47   (3.17 )        47,089       .67
1988............    10.47     .89         .12         1.01        (.43)         --        11.05   10.00          44,586       .70
1989............    11.05     .69         .53         1.22        (.81)         --        11.46   11.79          85,924       .59
1990............    11.46     .78         .00          .78        (.46)         --        11.78    7.15         128,369       .61
1991............    11.78     .74         .78         1.52        (.81)         --        12.49   13.59         192,330       .66
1992............    12.49     .85         .31         1.16        (.78)         --        12.87    9.84         230,798       .59
1993............    12.87     .95 @       .61         1.56        (.91)       (.18)       13.34   12.58         228,569       .58
1994............    13.34     .90 @     (1.43)        (.53)      (1.11)       (.17)       11.53   (4.17 )       149,368       .58
1995............    11.53     .86 @       .85         1.71       (1.20)       (.06)       11.98   15.95         134,938       .59
                                                       CASH MANAGEMENT SERIES
1986............  $ 11.12   $ .67      $ (.02)      $  .65     $ (1.12)         --      $ 10.65    6.30 %      $ 18,585       .85%+
1987............    10.65     .54         .08          .62        (.54)         --        10.73    6.01          57,197       .68
1988............    10.73     .64         .09          .73        (.35)         --        11.11    7.03          64,046       .65
1989............    11.11     .86         .10          .96        (.69)         --        11.38    9.05          79,377       .66
1990............    11.38     .54         .34          .88        (.48)         --        11.78    7.93         163,979       .58
1991............    11.78     .60         .07          .67        (.57)         --        11.88    5.85         197,942       .64
1992............    11.88     .40        (.03)         .37        (.75)         --        11.50    3.26         203,548       .61
1993............    11.50     .29 @        --          .29        (.39)         --        11.40    2.57         192,384       .58
1994............    11.40     .40 @        --          .40        (.33)         --        11.47    3.56         186,396       .57
1995............    11.47     .61 @       .01          .62        (.44)         --        11.65    5.53         100,872       .58


                  Ratio of net
                   investment
     Period          income     Portfolio
     ended         to average   turnover
    Nov. 30        net assets     rate
----------------  ------------  --------

1986............      11.59%+     56.30%
1987............      10.89       61.90
1988............       9.91       38.30
1989............      10.47       36.50
1990............      11.50       34.90
1991............      10.51       24.40
1992............       9.40       75.27
1993............       8.43       59.03
1994............       8.76       44.97
1995............       9.66       31.64

1986++++........       6.86%      18.70%
1987............       8.24      105.60
1988............       8.25       54.30
1989............       8.35       19.40
1990............       8.85       26.10
1991............       7.96       30.90
1992............       7.32       47.58
1993............       7.19        9.14
1994............       7.42       16.95
1995............       7.49       43.43

1986............       5.82%+        --
1987............       5.90          --
1988............       6.75          --
1989............       8.53          --
1990............       7.63          --
1991............       5.59          --
1992............       3.21          --
1993............       2.59          --
1994............       3.52          --
1995............       5.32          --


------------
(@) Calculated based upon average shares         + Annualized.
outstanding.                                     # Commenced operations May
                                                   9, 1990.
  * Information from December 1, 1986,          ++ Commenced operations
    through November 30, 1987, is that of          March 31, 1989.
    American Pathway Fund. Information for    ++++ Commenced operations
    the year ended November 30, 1988,              December 1, 1985.
    includes the results of operations of
    American Pathway Fund from December 1,
    1987 through March 28, 1988.

                THE FUND, ITS INVESTMENT OBJECTIVES AND POLICIES

  The Fund, organized as a Massachusetts business trust on March 23, 1987, is an open-end diversified management investment company. It was established to provide an exclusive funding medium for the annuity contracts issued by the Account. These contracts were funded previously by shares of the American Pathway Fund.

  The Fund issues seven separate series of shares ("Series") each of which represents a separate fully managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional series in the future. The seven Series are the Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series, the High-Yield Bond Series, the U.S. Government/AAA-Rated Securities Series and the Cash Management Series. All shares may be purchased or redeemed by the Account at net asset value without any sales or redemption charge.


  Each Series has investment objectives and certain policies set forth herein. There can be no guarantee that any Series' investment objective[s] will be realized or that the net return on an investment in a Series will exceed that which could have been obtained through other investment or savings vehicles. Contract owners should carefully review the investment objectives and policies of each Series and consider their ability to assume the risks involved before making an investment in a Series. These risks include, but are not limited to, the possibility of a loss of principal. Each Series has certain investment restrictions described in the Statement of Additional Information. A Series' fundamental investment restrictions, as well as its investment objectives, may not be changed without a majority vote of shares of that Series. See "Shareholder Voting Rights."


GROWTH SERIES


  The investment objective of the Growth Series is to provide growth of capital. Any current income that may be generated by the Series is incidental to the objective of capital growth. The Growth Series' objective of capital growth is sought by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. The potential for appreciation of capital is the basis for investment decisions. When the outlook for common stocks is not considered promising, for temporary defensive purposes a substantial portion of the assets may be invested in securities of the U.S. Government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and money market instruments including repurchase agreements. Because the securities purchased by the Growth Series in pursuing its investment objective are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset values per share of the Series) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Series. See "Description of Securities and Investment Techniques."



  Up to 10% of the Growth Series' assets may be invested in straight debt securities rated below BBB by Standard & Poor's Rating Services, A Division of The McGraw-Hill Companies Inc. ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or in unrated securities that are determined to be of equivalent quality, provided the Series' investment adviser, Capital Research and Management Company (the "Investment Adviser"), determines that these securities have characteristics similar to the equity securities eligible for purchase by the Growth Series. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the ratings. As of December 30, 1995, the Series did not hold any junk bonds.



  The Series' assets may be invested in securities of non-U.S. issuers, which are generally denominated in currencies other than the U.S. dollar. See "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."


INTERNATIONAL SERIES


  The investment objective of the International Series is to achieve long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States. A major premise of the Series' investment approach is the belief that economic and political developments help to create new opportunities outside the U.S.

  The assets of the Series will be invested with geographic flexibility. See the Statement of Additional Information for a more detailed description of the Series' diversification policies.


  The Series may also invest in Securities through depository receipts which may be denominated in various currencies. For example, the Series may purchase American Depository Receipts ("ADR's") which are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying security.



  When prevailing market, economic, political or currency conditions warrant, the Series may purchase fixed-income securities of issuers domiciled outside the U.S. (including securities of governments other than the U.S., which may be securities of either national, regional or local governments). For temporary defensive purposes, the Series may at times maintain all or any part of its assets in U.S. dollar denominated or foreign currency denominated cash or cash equivalents (including U.S. government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high-quality short-term debt securities). Under normal circumstances, the Series will invest at least 65% of its assets in equity securities (including depository receipts) of issuers domiciled outside the U.S. The Series may also hold a portion of its assets in foreign currency denominated cash or cash equivalents and government securities.



  Of course, investing globally involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; less stringent accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. The Investment Adviser currently does not intend to invest more than 20% of the Series' total assets (taken at cost) in issuers domiciled in, or governments of, developing countries.


  Normally, foreign exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. However, the Series may enter into forward foreign currency exchange contracts in order to provide protection against changes in foreign exchange rates. See "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers."

  Up to 5% of the International Series' assets may be invested in straight debt securities rated below BBB by S&P's or Baa by Moody's or in unrated securities that are determined to be of equivalent quality, provided the Investment Adviser determines that these securities have characteristics similar to the equity securities eligible for purchase by the Series. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the ratings.

GROWTH-INCOME SERIES


  The investment objective of the Growth-Income Series is growth of capital and income. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Series consist principally of a diversified group of common stocks, but other types of securities including preferred stocks, corporate bonds, convertible bonds and money market instruments, may be held when deemed advisable and to the extent consistent with the Series' investment objective. The Investment Adviser determines the relative amounts to be invested in common stocks, preferred stocks, bonds (including corporate and convertible), securities of the U.S. Government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements. See "Description of Securities and Investment Techniques."


  Up to 5% of the Growth-Income Series' assets may be invested in straight debt securities rated below BBB by S&P's or Baa by Moody's or in unrated securities that are determined to be of equivalent quality, provided the Investment Adviser determines that these securities have characteristics similar to the equity securities eligible for purchase by the Growth-Income Series. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk" bonds, carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the ratings.

ASSET ALLOCATION SERIES

  The investment objective of the Asset Allocation Series is high total return (including income and capital gains) consistent with preservation of capital over the long-term. The Asset Allocation Series seeks to achieve its objectives by investing in a diversified portfolio that can include common stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less).


  The Investment Adviser will determine the relative mix of equities, fixed-income securities and money market instruments for the portfolio based on its view of long-term economic and market trends and the relative risks and opportunities for long-term total return of the different classes of assets. Under normal conditions, the Investment Adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securities; and 0% to 40% in money market instruments. The Investment Adviser does not intend to make frequent shifts within these broad ranges. Rather it intends in normal situations to make any shifts in the Series' asset allocation gradually over time based on its views of long-term trends and conditions.



  Up to 10% of the Series' assets may be invested in the equity securities of issuers domiciled outside of the U.S., provided those securities are either held through depository receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. See "Risks and Considerations Applicable to Investment in Securities of Foreign Issuers." The Series also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts although the Series has no current intention to do so.



  The Series' fixed-income investments will consist primarily of "investment grade" bonds; that is bonds rated BBB or better by S&P or Baa or better by Moody's or that are unrated but considered by the Investment Adviser to be of equivalent credit quality. Up to 25% of the Series' fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Non-investment grade securities are considered to have speculative characteristics and securities rated CC or Ca are described as "speculative in a high degree; often in default or [having] other marked shortcomings." These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities. See "High-Yield Bond Series" below for more information regarding the risks associated with an investment in high-yield, high-risk bonds. See the Appendix for a description of bond ratings. During the previous fiscal year, the approximate monthly average percentages of the Series' net assets in the following categories based on the higher of Moody's or S&P's ratings categories, were: Aaa-5.12%; A-3.83%; Baa/BBB-7.14%; Ba/BB-1.66%; B-2.29%; and Caa/CCC-0.31%. Non-rated investments (including equity-type securities) and cash and cash equivalents amounted to 69.37% and 10.28%, respectively, of the Series' net assets. The Series' investments in foreign fixed-income securities will be concentrated in securities issued or guaranteed as to principal and interest by foreign governments or their agencies and instrumentalities or by multinational agencies.


  The Asset Allocation Series may enter into repurchase agreements, firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."

HIGH-YIELD BOND SERIES

  The primary investment objective of the Series is a high level of current income; its secondary investment objective is capital appreciation.

  Under normal market conditions the Series will be invested substantially in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. These "high-yield" bonds typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher rated bonds.


  High-yield, high-risk bonds generally include any bonds rated Ba or below by Moody's or BB or below by S&P or unrated but considered to be of equivalent quality by the Series' Investment Adviser. Bonds rated Ba or BB or below are considered speculative. The Series may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered of equivalent quality). Bonds rated Ca or C are described by the rating agencies as "speculative in a high degree; often in default or [having] other marked shortcomings." In addition, the Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered of equivalent quality). Bonds rated C or D generally are in default or arrears and are described as having extremely poor prospects of attaining any real investment standings. See the Appendix for a description of bond ratings. During the previous fiscal year, the approximate monthly average percentages of the Series' net assets in the following categories, based on the higher of Moody's or S&P's ratings categories, were: Aaa-4.09%; Baa/BBB-0.22%; Ba/BB-32.27%; B-50.07%; and Caa/CCC-2.45%. Non-rated investments and cash or cash equivalents amounted to 0.14% and 10.76%, respectively, of the Series' net assets.


  The market values of fixed-income securities tend to vary inversely with the level of interest rates -- when interest rates rise, their values will tend to decline; when interest rates decline, their values generally will rise. High-yield, high-risk bonds are subject to greater fluctuations in value than are higher rated bonds because the values of high-yield bonds tend to reflect short-term corporate, economic and market developments and investor perceptions of the issuer's credit quality to a greater extent. In addition, it may be more difficult to dispose of, or to determine the value of, high-yield bonds. Although under normal market conditions longer term securities yield more than shorter term securities, they are subject to greater price fluctuations. Fluctuations in the value of the Series' investments will be reflected in the Series' net asset value per share. The high-yield bond market is relatively new. Its initial growth paralleled a long economic expansion, followed by an economic downturn which severely disrupted the market for high-yield bonds and adversely affected the value of outstanding bonds and the ability of the issuers to repay principal and interest. The economy may impact the market for high-yield bonds in a similar fashion in the future. From time to time, legislation may be enacted which could have a negative effect on the market for high-yield bonds. The Investment Adviser attempts to reduce these risks through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. See the Statement of Additional Information, for more information about the risks of high-yield bonds.

  In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that are expected by the Investment Adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities, such as convertible debentures and preferred stocks (which may or may not have a dividend yield). Equity-type securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital appreciation is perceived due to anticipated improvement in the issuer's credit quality or ratings. The Series also may purchase or hold warrants or rights, subject to certain limitations set forth in the Statement of Additional Information.

  Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

  Up to 25% of the Series' assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Series also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. See "Description of Securities and Investment Techniques" below.

  Under normal market conditions, the Series will invest at least 65% of its total assets in high-yield bonds as described above. Subject to this requirement the Series may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit, which are interest-bearing time deposits; banker's acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies), and obligations issued or guaranteed by the U.S. Government. See "Description of Securities and Investment Techniques" below.

U.S. GOVERNMENT /AAA-RATED SECURITIES SERIES



  The investment objective of the U.S. Government /AAA-Rated Securities Series ("Government/AAA Series") is a high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing in a combination of (i) securities issued or guaranteed by the U.S. government, or any agency or instrumentality thereof and (ii) other debt securities (including corporate bonds) rated AAA by S&P or Aaa by Moody's (or that are determined to be of comparable quality by the Investment Adviser). Except when the Series is in a temporary defensive investment position, at least 65% of its total assets is invested in these securities, including securities held subject to repurchase agreements.



  The Fund is subject to diversification requirements prescribed by the U.S. Treasury Department that limit each Series to investing no more than 55% of its total assets in any one investment. For this purpose, each U.S. agency or instrumentality is treated as an issuer. See "Dividends, Distributions and Federal Taxes." The Government/AAA Series invests at least 45% of its total assets in securities of issuers other than the U.S. Government, such as private corporations or foreign governments, and invests approximately 50% of its total assets in securities guaranteed by the U.S. Government. Under current market conditions it is anticipated that a substantial portion of the Series' investments in U.S. Government securities will consist of Government National Mortgage Association ("GNMA") certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government.


  The Government/AAA Series also may invest in securities issued by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government; in short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 by S&P or Prime-1 by Moody's); and in securities representing a direct or indirect interest in a pool of mortgages issued by financial institutions, such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers. The Government/AAA Series may not purchase any security, other than a U.S. Government security, not rated AAA by S&P or Aaa by Moody's (or that has not received a rating but is determined to be of comparable quality by the Investment Adviser). However, if the rating of a security currently held by the Series is reduced below AAA (Aaa), the Series is not required to dispose of the security.

  The Government/AAA Series may purchase when-issued securities and enter into firm commitment agreements and repurchase agreements. The Government/AAA Series also may purchase obligations of non-U.S. corporations or governmental entities, provided they are dollar-denominated and highly liquid. See "Description of Securities and Investment Techniques."

CASH MANAGEMENT SERIES


  The investment objective of the Cash Management Series is to provide high current yield while preserving capital by investing in a diversified selection of money market instruments including: corporate bonds and notes, commercial bank obligations, securities of the U.S. Government, its agencies and instrumentalities, commercial paper and savings association obligations. These securities mature in 13 months or less (25 months or less in the case of U.S. Government securities). The Cash Management Series also may enter into repurchase agreements and firm commitment agreements and purchase when-issued securities. See "Description of Securities and Investment Techniques."


  The Cash Management Series invests only in securities determined, in accordance with procedures established by the Fund's Board of Trustees, to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's and S&P (for example, commercial paper rated "Prime-1" and "A-1" by Moody's and S&P, respectively) or in instruments that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's and S&P.

  Although there is no guarantee that the Series' investment objective will be achieved, investments in the Cash Management Series should present minimal market risk because the portfolio of the Series consists of only short-term debt obligations. However, an investment in this Series is subject to the risks of declining interest rates and the economy as a whole. Also, the return on an investment in the Cash Management Series would not be the same as the return on an investment in a money market fund available directly to the public even where yields are equivalent, due to fees imposed at the contract level.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

  U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates and Federal Housing Administration debentures). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, will be paid in full.

  Securities issued by the U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks.

  GNMA CERTIFICATES -- GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Based on current statistics it is standard practice to treat GNMA certificates as having effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS -- The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  MORTGAGE-RELATED SECURITIES -- The Government/AAA Series may invest in collateralized mortgage obligations ("CMO's") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMO's are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMO's. Payments are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).


  SHORT-TERM DEBT SECURITIES -- Debt securities maturing in one year or less include (1) commercial bank obligations (certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity), (2) savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations), (3) commercial paper (short-term notes (up to 9 months) issued by corporations or governmental bodies), and (4) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.


  REPURCHASE AGREEMENTS -- Each Series may enter into repurchase agreements, under which the Series buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Series to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain collateral with the Fund's custodian equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. See "Management". A Series only will enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser, subject to the guidance of the Board of Trustees. If the seller under the repurchase agreement defaults, the Series may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Series may be delayed or limited.


  FIRM COMMITMENT AGREEMENTS, WHEN-ISSUED SECURITIES AND ROLL
TRANSACTIONS -- Firm commitment agreements and when-issued purchases call for the purchase or sale of securities at an agreed-upon price on a specified future date, and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated by the purchaser. As purchaser, the Series assumes the risk of any decline in value of the security beginning on the date of the agreement of purchase. The Series will not use these transactions for leveraging purposes and accordingly will segregate U.S. Government securities, cash or cash equivalents in an amount sufficient to meet its obligations under the agreement.



  The Asset Allocation, High-Yield Bond and Government/AAA Series also may enter into "roll" transactions which consist of the sale of GNMA certificates or other securities together with a commitment (for which the Series typically receives a fee) to purchase similar, but not identical securities at a future date. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting normal portfolio management activities.


  RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS -- Elements of risk and opportunity which must be recognized and evaluated by the Investment Adviser when investments in foreign issuers are made for the International, Asset Allocation and the High-Yield Bond Series include trade imbalances and related economic policies; currency fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. Foreign companies and foreign investment practices are generally not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those of U.S. companies. There may be less information publicly available about foreign companies. Investment decisions made in the context of the International, Asset Allocation and High-Yield Bond Series' objectives and policies necessarily require particular attention to opportunities and risks presented by probable future currency relationships, especially during periods of broad adjustments in such relationships.


  With respect to its non-U.S. holdings, pursuant to California Department of Insurance diversification guidelines, a Series will invest in securities with issuers located in at least five different foreign countries at all times with no country representing more than 20% of the Series' non-U.S. assets. However, this minimum number of countries is reduced to four when foreign country investments comprise less than 80% of the Series' net assets; to three countries when less than 60% of net assets; to two countries when less than 40% of net assets; and to one country when less than 20% of net assets.



  An additional 15% of a Series' non-U.S. assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. This policy is not deemed a fundamental policy and therefore may be changed without shareholder approval.


  The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events which could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Series' non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Series' non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

  Additional costs could be incurred in connection with the International, Asset Allocation and High-Yield Bond Series' investment activities. Foreign brokerage commissions are generally higher than in the U.S. and the Series will bear certain expenses in connection with its foreign currency transactions. Increased custodian costs as well as administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.

  FOREIGN CURRENCY TRANSACTIONS -- Currency exchange rate fluctuations are a major area of risk and opportunity for the International, Asset Allocation and High-Yield Bond Series. Each Series has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts. Each may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase put and call options on currencies.

  The International, Asset Allocation and High-Yield Bond Series may enter into forward foreign currency exchange contracts and purchase currency options to reduce the risks of fluctuations in exchange rates; however, these contracts cannot eliminate all such risks and do not eliminate fluctuations in the prices of the Series' portfolio securities. For example, purchasing (selling) a currency forward limits a Series' exposure to risk of loss from a rise (decline) in the U.S. dollar value of the currency, but also limits its potential for gain from a decline (rise) in the currency's U.S. dollar value. While purchasing options can protect a Series against certain exchange rate fluctuations, the Series is subject to the loss of its entire premium payment where the option is allowed to expire without exercise.

  The International, Asset Allocation and High-Yield Bond Series will not speculate in currency contracts or options; that is, they will not engage in such transactions involving an amount of currency in excess of a) the market value of the securities denominated in that currency which it owns or has committed to purchase or anticipates purchasing, or b) current or anticipated payment obligations in that currency. Further, to limit any leverage in connection with currency contract transactions, each Series will segregate liquid assets such as cash, U.S. Government securities or other appropriate high grade obligations in an amount sufficient to meet its payment obligations in these transactions. Initial margin deposits made in connection with currency futures transactions or premiums paid for currency options may each not exceed 5% of each Series' total assets. See the Statement of Additional Information for more information regarding foreign currency transactions.

                                   MANAGEMENT

  The Fund's Board of Trustees is responsible for the overall supervision of the operations of the Fund and performs various duties imposed on trustees of investment companies by the Investment Company Act of 1940, as amended ("1940 Act"). The Board has retained others to provide certain services to the Fund.


  INVESTMENT ADVISER -- The Fund is advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071 (the "Investment Adviser" or "CRMC"), a large and experienced investment management organization founded in 1931. The research activities of the Investment Adviser are conducted by a wholly owned subsidiary, Capital Research Company, and other affiliates that have research facilities in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo. The organization's research program encompasses economic and statistical services integrated with field research based upon contacts with important decision makers, including government officials, and officers, directors and members of the advisory boards of many leading corporations. As of December 31, 1995, CRMC had approximately $152 billion in assets under management.



  The Investment Adviser manages the investment portfolio of each Series of the Fund subject to the policies established by the Board of Trustees and places orders for the Fund's portfolio securities transactions. When circumstances relating to a proposed transaction indicate that a particular broker-dealer is in a position to obtain the best price and execution, the order is placed with that broker-dealer. This may or may not be a broker-dealer that has provided research, statistical or other related services or has sold contracts. There is no agreement or commitment to place orders with any broker-dealer; however, subject to the requirement of seeking the best available price and execution, the Investment Adviser may select broker-dealers that have provided research, statistical and other related services for the benefit of the Fund and/or for other funds served by the Investment Adviser.


  Pursuant to an Investment Advisory Contract between the Fund and the Investment Adviser, the Investment Adviser receives a monthly fee, accrued daily and payable at the end of each month, based on net assets of each Series of the Fund other than the International Series, at the annual rate of 0.36% of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.30% of that portion of each Series' average daily net assets in excess of $30 million. The Investment Adviser receives a monthly fee, accrued daily, based on the net assets of the International Series, at the annual rate of 0.66% of that portion of the Series' average daily net assets not exceeding $60 million, plus 0.58% of that portion of the Series' average daily net assets in excess of $60 million.


  For the fiscal year ended November 30, 1995, the Series paid to the Investment Adviser a fee equal to the following percentages of average daily net assets; Growth Series -- .30%, International Series -- .60%, Growth-Income
Series -- .30%, Asset Allocation Series -- .31%, High-Yield Bond Series -- .31%, U.S. Government/AAA Rated Series -- .31% and Cash Management Series -- .31%.



  MULTIPLE PORTFOLIO COUNSELOR SYSTEM -- The basic investment philosophy of CRMC is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolios of the managed Series are divided into segments and each segment is assigned to an individual counselor, who decides how the segment will be invested (within the limits provided by each Series' objective and by CRMC's investment committee). In addition, CRMC's research professionals make investment decisions with respect to a portion of each Series' portfolio.

  The following individuals are primarily responsible for the day to day management of the particular Series as indicated below:

-----------------------------------------------------------------------------------------------------------------------


                                                                                         YEARS OF EXPERIENCE IN THE
                                                                                            INVESTMENT INDUSTRY
                                                                                       WITH CAPITAL
                                                           YEARS OF EXPERIENCE AS      RESEARCH AND
                                                             PORTFOLIO COUNSELOR        MANAGEMENT
   PORTFOLIO COUNSELORS                                        FOR THE SERIES           COMPANY OR          TOTAL
      FOR THE FUND               PRIMARY TITLE(S)          INDICATED (APPROXIMATE)    ITS AFFILIATES        YEARS
-----------------------------------------------------------------------------------------------------------------------
  James F. Rothenberg       President and Director,       Asset Allocation                  26                26
                            Capital Research and          Series --
                            Management Company            2 years; Growth
                                                          Series --
                                                          4 years
-----------------------------------------------------------------------------------------------------------------------
  James K. Dunton           Senior Vice President and     Growth-Income Series --           34                34
                            Director, Capital Research    since the series began
                            and Management Company        operations 1984
-----------------------------------------------------------------------------------------------------------------------
  Abner D. Goldstine        Senior Vice President and     Asset Allocation                  29                44
                            Director, Capital Research    Series -- since the
                            and Management Company        series began operations
                                                          in 1989; U.S. Government
                                                          Series --
                                                          since the series began
                                                          operations in 1985
-----------------------------------------------------------------------------------------------------------------------
  Claudia P. Huntington     Senior Vice President,        Growth Series -- 2 years          18                20
                            Capital Research Company*     (plus 5 years as a
                                                          research professional
                                                          prior to becoming
                                                          portfolio counselor for
                                                          the series); Asset
                                                          Allocation Series --
                                                          1 year
-----------------------------------------------------------------------------------------------------------------------
  Dina N. Perry             Vice President, Capital       Asset Allocation                  4                 29
                            Research and Management       Series --
                            Company                       2 years; Growth-Income
                                                          Series -- 4 years
-----------------------------------------------------------------------------------------------------------------------
  John H. Smet              Vice President, Capital       U.S. Government Series --         13                14
                            Research and Management       4 years
                            Company
-----------------------------------------------------------------------------------------------------------------------
  David C. Barclay          Executive Vice President,     High-Yield Bond                   8                 15
                            Capital Research Company*     Series --
                                                          3 years
-----------------------------------------------------------------------------------------------------------------------
  Stephen E. Bepler         Senior Vice President and     International                     23                30
                            Director, Capital Research    Series -- since the
                            Company*                      series began operations
                                                          in 1990
-----------------------------------------------------------------------------------------------------------------------
  Martial Chaillet          Senior Vice President,        International Series -- 3         8                 15
                            Capital Research Company*     years
-----------------------------------------------------------------------------------------------------------------------
  Gordon Crawford           Senior Vice President and     Growth Series -- 2 years          25                25
                            Director, Capital Research    (plus 5 years as a
                            Company*                      research professional
                                                          prior to becoming a
                                                          portfolio counselor for
                                                          the series)
-----------------------------------------------------------------------------------------------------------------------
  James E. Drasdo           Senior Vice President and     Growth Series -- 9 years;         19                24
                            Director, Capital Research    Growth-Income Series --
                            and Management Company        2 years
-----------------------------------------------------------------------------------------------------------------------
  Robert W. Lovelace        Executive Vice President,     International Series --           11                11
                            Capital Research Company*     2 years
-----------------------------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------


                                                                                         YEARS OF EXPERIENCE IN THE
                                                                                            INVESTMENT INDUSTRY
                                                                                       WITH CAPITAL
                                                           YEARS OF EXPERIENCE AS      RESEARCH AND
                                                             PORTFOLIO COUNSELOR        MANAGEMENT
   PORTFOLIO COUNSELORS                                        FOR THE SERIES           COMPANY OR          TOTAL
      FOR THE FUND               PRIMARY TITLE(S)          INDICATED (APPROXIMATE)    ITS AFFILIATES        YEARS
-----------------------------------------------------------------------------------------------------------------------
  Robert G. O'Donnell       Senior Vice President and     Growth-Income Series --           21                24
                            Director, Capital Research    6 years (plus 1 year as a
                            and Management Company        research professional
                                                          prior to becoming a
                                                          portfolio counselor for
                                                          the series)
-----------------------------------------------------------------------------------------------------------------------
  Donald D. O'Neal          Vice President, Capital       Growth Series -- 5 years          11                11
                            Research and Management       (plus 4 years as a
                            Company                       research professional
                                                          prior to becoming a
                                                          portfolio counselor for
                                                          the series)
-----------------------------------------------------------------------------------------------------------------------
  Richard T. Schotte        Senior Vice President,        High-Yield Bond                   18                29
                            Capital Research and          Series --
                            Management Company            9 years
-----------------------------------------------------------------------------------------------------------------------
  Susan M. Tolson           Vice President, Capital       High-Yield Bond                   6                 8
                            Research Company*             Series --
                                                          1 year (plus 2 years as a
                                                          research professional
                                                          prior to becoming a
                                                          portfolio counselor for
                                                          the series)
-----------------------------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.
-----------------------------------------------------------------------------------------------------------------------



  BUSINESS MANAGER -- The Fund's business manager is Anchor Investment Adviser, Inc., 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022(the "Business Manager"). The Business Manager is a Maryland corporation formed on February 6, 1987, and is an indirectly wholly owned subsidiary of the Company. Pursuant to the Business Management Agreements, the Business Manager manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee, accrued daily, based on the net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.20% of that portion of each Series' average daily net assets in excess of $30 million. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of the International Series at the annual rate of 0.24%. For the fiscal year ended November 30, 1995, the Series paid to the Business Manager a fee equal to the following percentages of average daily net assets; Growth Series -- .19%, International Series -- .24%, Growth-Income Series -- .20%, Asset Allocation Series -- .21%, High-Yield Bond Series -- .21%, U.S. Government/AAA-Rated
Series -- .22% and Cash Management Series -- .21%. The Fund pays certain expenses not assumed by the Business Manager, including, but not limited to: expenses of shareholder meetings, the expense of reports to existing shareholders, insurance premiums, legal and auditing fees, dividend disbursement expenses, the expense of the issuance, transfer and redemption of its shares, custodian fees, printing and preparation of registration statements, prospectuses and proxies, taxes, and compensation of Board of Trustees who are not interested persons of the Fund.


  CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT -- State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian, transfer agent and dividend paying agent. State Street maintains custody of the Fund's securities and cash and the records of each shareholder's account. State Street also performs other related shareholder service functions.

                               PORTFOLIO TURNOVER

  All Series effect portfolio transactions without regard to the length of time particular investments have been held. Under certain market conditions, the investment policies of the High-Yield Bond Series, the Government/AAA Series and the Asset Allocation Series may result in high portfolio turnover, although the portfolio turnover rate of each Series is not normally expected to exceed an annual rate of 100%. The portfolio turnover policy with respect to the common stock portion of the Asset Allocation Series will be comparable to that of its debt portfolio. Both types of securities will be bought and sold regardless of the actual or expected holding period. Each portion of the Asset Allocation Series is expected to have a turnover rate of approximately 100%, but the turnover rate may be higher should market conditions warrant changes. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a Series' portfolio (exclusive of securities with less than one year to maturity) were replaced within a one year period. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs that are borne directly by the Series involved. Corporate bonds and U.S. Government securities are generally traded on a net basis and neither brokerage commissions nor transfer taxes are usually involved. See "Financial Highlights" on page 3 for the portfolio turnover rates of the various Series.


                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


  The Account is subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Internal Revenue Code of 1986, as amended (the "Code"). In general, these regulations effectively provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Series may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Series fails to comply with these regulations, the contracts invested in that Series will not be treated as annuity, endowment or life insurance contracts under the Code.



  So long as a Series qualifies as a regulated investment company, such Series will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gains dividends. It is the policy of each Series to distribute to its shareholders substantially all of its ordinary income and net long-term capital gains realized during each fiscal year. All distributions are reinvested in shares of the Series at net asset value.


  See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

                                PRICE OF SHARES

  Shares of each Series of the Fund are sold at the net asset value per share calculated once daily at the close of general trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of the Series' total assets, less liabilities, is divided by the total number of shares outstanding, and the result is the net asset value per share. Assets are generally valued at their market value, where available, except that short-term securities with 60 days or less to maturity are valued on an amortized cost basis. For a complete description of the procedures involved in valuing various Fund assets, see the Statement of Additional Information.

                           PURCHASES AND REDEMPTIONS


  Shares of the Fund currently are offered only to the Variable Separate Account. At present, Fund shares are used as the investment vehicle for annuity contracts only. The Company may issue variable life contracts that also will use the Fund as the underlying investment. The offering of Fund shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Fund simultaneously. Although neither the Company nor the Fund currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Fund, based upon information provided by the Company, would monitor events in order to determine, should a material conflict arise, what action, if any, need be taken in response thereto. All shares may be purchased or redeemed by the separate account without any sales or redemption charge at the next computed net asset value. Purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate account without delay.

  Except in extraordinary circumstances and as permissible under the 1940 Act, the redemption proceeds are paid on or before the seventh day following the request for redemption.

                           SHAREHOLDER VOTING RIGHTS

  All shares of the Fund have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the trustees holding office have been elected by shareholders. At that time, the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees must call a meeting of shareholders for the purpose of voting upon the removal of any trustee when requested to do so by the record holders of 10 percent of the outstanding shares of the Fund. A trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees, provided that immediately after the appointment of any successor trustee, at least two-thirds of the trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of trustees can elect all the trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Fund will continue indefinitely.

  In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Fund.


                   INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL



  Price Waterhouse LLP has been selected as independent accountants for the Fund. The firm of Shereff, Friedman, Hoffman and Goodman, LLP has been selected as legal counsel to the Fund.


                             SHAREHOLDER INQUIRIES


  Shareholder inquiries should be directed to Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299, telephone number (800) 445-7862.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


TOPIC                                                                                   PAGE
The Fund..............................................................................    2
Investment Policies...................................................................    2
Investment Restrictions...............................................................   11
Fund Officers and Trustees............................................................   16
Investment Advisory Agreement.........................................................   18
Business Management Agreement.........................................................   19
Dividends, Distributions and Federal Taxes............................................   21
Price of Shares.......................................................................   21
Execution of Portfolio Transactions...................................................   22
General Information...................................................................   24
Financial Statements..................................................................   25

                                    APPENDIX

                DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS


  COMMERCIAL PAPER RATINGS -- Moody's Investors Service, Inc. employs the designations "Prime-1", "Prime-2" and "Prime-3" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



  Standard & Poor's Ratings Services' ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".


  CORPORATE DEBT SECURITIES -- Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C".
Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.


  Standard & Poor's Ratings Services rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong. AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

------------------------------
------------------------------
------------------------------                                        Stamp

                       ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       SERVICE CENTER

                       P.O. BOX 54299

                       LOS ANGELES, CA 90054-0299

Please forward a copy (without charge) of the Statement of Additional Information concerning American Pathway II Variable Annuity Contracts to:

              (Please print or type and fill in all information.)

------------------------------------------------------------------------------
  Name

------------------------------------------------------------------------------
  Address

------------------------------------------------------------------------------
  City/State/Zip

------------------------------------------------------------------------------
Date:                            Signed:
     ---------------------------        --------------------------------------

                      Statement of Additional Information





                              ANCHOR PATHWAY FUND


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus of the Fund, dated January 29, 1996. The Prospectus may be obtained by writing to the Fund at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.




                                 P.O. Box 54299
                       Los Angeles, California 90054-0299



                             January 29, 1996

                               TABLE OF CONTENTS


Topic                                                                Page

The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   2
Investment Policies. . . . . . . . . . . . . . . . . . . . . . . .   2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . .   11
Fund Officers and Trustees . . . . . . . . . . . . . . . . . . . .   16
Investment Advisory Agreement. . . . . . . . . . . . . . . . . . .   18
Business Management Agreement. . . . . . . . . . . . . . . . . . .   19
Dividends, Distributions and Federal Taxes . . . . . . . . . . . .   21
Price of Shares. . . . . . . . . . . . . . . . . . . . . . . . . .   21
Execution of Portfolio Transactions. . . . . . . . . . . . . . . .   22
General Information. . . . . . . . . . . . . . . . . . . . . . . .   24
Financial Statements . . . . . . . . . . . . . . . . . . . . . . .   25





                                    THE FUND

    The Fund, organized as a Massachusetts business trust on March 23, 1987, is a diversified, open-end management investment company. It was established to provide an exclusive funding medium for the Account.



    The sole shareholder of the Fund is the Account. The Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation, which is, in turn, owned by SunAmerica, Inc., a Maryland corporation.


                              INVESTMENT POLICIES

    The discussion below is intended to supplement the information contained in the Prospectus.

GENERAL

    Illiquid Securities. Each of the Series may invest no more than 10% of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements which have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Series will seek to obtain the right of registration at the expense of the issuer.

    In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid under procedures adopted by the Fund's Board of Trustees. CRMC will monitor the liquidity of such restricted securities. In reaching liquidity decisions, the Investment Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


    The Cash Management Series may invest in commercial paper issues which include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration which is afforded by
Section 4(2) of the Securities Act ("Section 4(2) paper"). In addition each Series may invest in Section 4(2) paper. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The Investment Adviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. Each Series intends, therefore, to treat
Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities.




CASH MANAGEMENT SERIES

    The Cash Management Series seeks to achieve its investment objective by investing in a diversified selection of money market instruments. The money market instruments that the Series may invest in are as follows:

    Commercial Bank Obligations - Certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks with total assets in excess of $1 billion, based on the latest published reports. The Cash Management Series may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

    Savings Association Obligations - Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The Cash Management Series may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by the Cash Management Series is fully insured by the FDIC.


    Commercial Paper - Short-term notes (up to 9 months) issued by corporations or governmental bodies. The Cash Management Series may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by S&P's and by Moody's or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Series. (No more than 5% of the Cash Management Series' assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the Cash Management Series' assets or $1 million may be invested in such securities of any one issuer.) See the

Appendix contained in the Fund's prospectus for a description of the ratings. The Cash Management Series will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase. The commercial paper in which the Cash Management Series may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Series to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Series unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the Cash Management Series attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the trustees, monitors on an ongoing basis, the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P and the Cash Management Series may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which the Series may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.


    In addition, the Cash Management Series may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act. See "Illiquid Securities."


    Corporate Bonds and Notes - The Cash Management Series may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Series may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by S&P and Moody's. See the Appendix contained in the Fund's prospectus for a description of investment-grade ratings by S&P and Moody's.


    Floating Rate Obligations - These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES


    Government National Mortgage Association Certificates - The Government/AAA Series, previously known as the U.S. Government Guaranteed Securities Series, may purchase certificates issued by GNMA. These certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans that are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. The timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the United States government. Principal is paid back monthly by the borrower over the term of the loan. Because both interest and principal payments (including prepayments) are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.



    Mortgage-Related Securities - These securities are either part of a CMO series or mortgage-backed bonds. A CMO series is made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series. Each class of bonds in the series has a different maturity than the other classes of bonds in the series and may bear a different coupon rate. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayments of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal payments on the underlying collateral. In these series the classes having proportionately greater interests on principal repayments generally would be more affected by acceleration (or slowing) in the rate of prepayments.

    Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).



    Reverse Repurchase Agreements - Although the Government/AAA series has no current intention of doing so during the next twelve months, the Government/AAA Series is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Government/AAA Series and its agreement to repurchase the security at a specified time and price. The Government/AAA Series maintains in a segregated account with the Fund's custodian cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Government/AAA Series; accordingly, the Government/AAA Series will limit its reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. In addition, the Government/AAA Series will enter into reverse repurchase agreements only to the extent of ten percent of its net assets when borrowing for general purposes, and only to the extent of twenty-five percent of its net assets when borrowing to facilitate redemptions. The use of reverse repurchase agreements by the Government/AAA Series creates leverage that increases the Government/AAA Series' investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Government/AAA Series' earnings and net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings and net asset value would decline faster than otherwise would be the case.





U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES, ASSET ALLOCATION SERIES AND HIGH-YIELD BOND SERIES


    Loans of Portfolio Securities - Although the Government/AAA Series, Asset Allocation Series and High-Yield Bond Series have no current intention of doing so during the next twelve months, they are authorized to lend portfolio securities to broker-dealers or to other institutional investors whose financial condition is monitored by CRMC. The borrower must maintain collateral with the Fund's custodian consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser monitors the adequacy of the collateral on a daily basis. The Series may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The Series receives any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral.






HIGH-YIELD BOND SERIES AND INTERNATIONAL SERIES



    Currency Transactions - The International Series and High-Yield Bond Series have the ability to hold a portion of their assets in U.S. dollars and other currencies and to enter into certain currency contracts (on either a spot or forward basis) in connection with investing in non-U.S. dollar denominated securities. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Series might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends or has contracted to sell.



    The International Series in addition to purchasing or selling currencies and entering into foreign exchange contract, may enter into forward currency contracts to hedge against changes in exchange rates relative to the U.S. dollar. For example, the Series might enter into a forward currency contract to protect against an anticipated decline in value of a foreign currency against the U.S. dollar when it holds securities denominated in that foreign currency.



    The High-Yield Bond Series may also enter into exchange-traded futures contracts relating to foreign currencies in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by the Series to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. Although currency contracts typically will involve the purchase and sale of a foreign currency against the U.S. dollar, a Series also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Fund has filed a notice of eligibility with the Commodities Futures Trading Commission (the "CFTC") that exempts the Fund from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, a Series may (i) purchase and sell futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Series' assets committed to margin and option premiums, and
(ii) enter into non-hedging transactions, provided that the Series may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Series' existing futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions.



    The High-Yield Bond Series may attempt to accomplish objectives similar to those involved in their its of currency contracts by purchasing put or call options on currencies. A put option gives the Series, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Series, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Series might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the Series would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which a series anticipates purchasing securities.


    Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Series will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

    If a Series were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Series would continue to be subject to market risk with respect to its position. In addition, except in the case of purchased options, the Series would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

    Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related option positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures, markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


    To avoid having an amount greater than its net assets subject to market risk in connection with currency contract transactions, each Series will segregate cash, cash equivalents, or high quality debt instruments in an amount equal to the value of the currency it has committed to purchase.


ASSET ALLOCATION SERIES AND HIGH-YIELD BOND SERIES

    Certain Risk Factors Relating to High-Yield Bonds - Both the Asset Allocation Series and the High-Yield Bond Series may invest in high yield bonds. These bonds present certain risks which are discussed below:

         Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Series may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Series' net asset value.

         Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Series' assets. If the Series experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Series' rate of return.

         Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely the Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

INVESTMENT RESTRICTIONS





         The Fund has adopted certain investment restrictions for each Series that cannot be changed without approval by a majority of its outstanding shares. Such majority is defined as the vote of the lesser of (i) 67 percent or more of the outstanding shares of the Series present at a meeting, if the holders of more than 50 percent of the outstanding shares of the Series are present in person or by proxy or (ii) more than 50 percent of the outstanding shares of the Series.


INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT SERIES

         The Cash Management Series has adopted the following restrictions that are fundamental policies. These fundamental policies, as well as the Cash Management Series' investment objective, cannot be changed without approval by a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Cash Management Series may not:

    1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

    2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

    3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

    4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Series' total assets would be so invested.

    5. Make loans to others except for the purchase of the debt securities listed above under its Investment Policies. The Series may, however, enter into repurchase agreements.

    6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Series' total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Series will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

    7.   Pledge or hypothecate its assets.

    8. Sell securities short except to the extent that the Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

    9.   Invest in puts, calls, straddles, spreads or any combination thereof.

    10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

    11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

    Notwithstanding investment restriction Number 1 above, in order to comply with Rule 2a-7 under the Investment Company Act of 1940, the Cash Management Series has adopted a more restrictive policy (that may be changed by the trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management series may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. The purchase by the Cash Management Series of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of investment restriction Number 9 above.

INVESTMENT RESTRICTIONS OF THE HIGH-YIELD BOND SERIES, THE ASSET ALLOCATION SERIES, THE GROWTH-INCOME SERIES, THE INTERNATIONAL SERIES AND THE GROWTH SERIES

    The High-Yield Bond Series, the Asset Allocation Series, the Growth-Income Series, the International Series and the Growth Series have each adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as each Series' investment objective, cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Series. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The High-Yield Bond Series, the Asset Allocation Series, the Growth-Income Series, the International Series and the Growth Series may not:

    1. Invest more than 5% of the value of the total assets of the Series in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Series' total assets and, provided further, that the limitation shall not apply to obligations of the government of the United States or of any corporation organized as an instrumentality of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Series' total assets.

    2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

    3. Invest more than 25% of the Series' total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Series may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

    4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Series' total assets would be so invested.

    5. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

    6. Purchase commodities or commodity contracts; except that the Asset Allocation Series, the High-Yield Bond Series and the International Series may engage in transactions involving currencies (including forward and futures contracts or put and call options).

    7. Invest in companies for the purpose of exercising control or management.

    8.   Make loans to others except for (a) the purchase of debt securities;
(b) entering into repurchase agreements; and (c) with respect to the High-Yield Bond Series and the Asset Allocation Series, the loaning of its portfolio securities.

    9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Series' total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Series will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

    10.  Purchase securities on margin.

    11.  Pledge or hypothecate its assets.

    12. Sell securities short except to the extent that the Series contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

    13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 6.

    14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization).

    15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of portfolio securities.


    The High-Yield Bond Series and the International Series may invest not in excess of 10% of the market value of their total assets in securities that are restricted as to resale. The Asset Allocation, Growth-Income and the Growth Series may invest not in excess of 5% of the market value of their total assets in securities that are restricted as to resale. As a condition to the acquisition of the type of securities mentioned herein, these Series will ordinarily require that the issuer agree to bear the expenses of registration under the 1933 Act, if and when the Series desires to sell the securities. Registration could result in a delay in disposing of these securities. This policy of the Fund is not deemed a fundamental policy and therefore may be changed without shareholder approval.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES

    The Government/AAA Series has adopted the following investment restrictions that are fundamental policies. These fundamental policies, as well as the Government/AAA Series' investment objective, cannot be changed without approval of a majority of its outstanding shares. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. The Government/AAA Series may not:

    1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the Government/AAA Series' total assets would be invested in securities of the issuer.

    2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

    3. Invest in companies for the purpose of exercising control or management.

    4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

    5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the Government/AAA Series may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

    6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities would exceed 10% of the value of its total assets.

    7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause the Series to be considered an underwriter as that term is defined under the Securities Act of 1933.

    8. Make loans, except that the Government/AAA Series may purchase readily marketable debt securities and invest in repurchase agreements and make loans of portfolio securities. The Series will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) exceeds 10% of the value of its total assets.

    9. Sell securities short, except to the extent that the Government/AAA Series contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

    10. Purchase securities on margin, except that the Series may obtain necessary short-term credits for the clearance of purchases and sales of securities.

    11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the Government/AAA Series' total assets, except that the Series may enter into reverse repurchase agreements.

    12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

    13.  Write, purchase or sell puts, calls or combinations thereof.

                           FUND OFFICERS AND TRUSTEES

    The trustees and executive officers of the Fund and their principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022.


Name, Age and Position(s)                                 Principal Occupation(s)
Held With the Fund                                        During the Past Five Years

RICHARDS D. BARGER (67),                                  Senior Partner, Law Firm of Barger & Wolen.
Trustee

FRANK L. ELLSWORTH (52),                                  President, the Independent Colleges of Southern California
Trustee                                                   (1991 to present); President, and Professor of Political
                                                          Studies, Pitzer College (1979-1991).

GORDON F. HAMPTON (83),                                   Senior Partner, Law Firm of Sheppard, Mullin,
Trustee                                                   Richter & Hampton (since 1938).

Name, Age and Position(s)               Principal Occupation(s)
Held With the Fund                      During the Past Five Years

NORMAN J. METCALFE (53),                Vice Chairman and Chief Financial Officer, The Irvine Company (March 1993 to
Trustee                                 present); Executive Vice President (1986-1992) and Director (1984-1993),
                                        SunAmerica Inc.; formerly, President, SunAmerica Investments, Inc. (1988-1992)
                                        and Executive Vice President and Director, Anchor National (1986-1992).

JAMES K. HUNT (44), Trustee,            Executive Vice President, SunAmerica Investments, Inc. (1993 to present) and
Chairman and President*                 President, SunAmerica Corporate Finance (since January 1994); Senior Vice
                                        President, SunAmerica Investments Inc. (1990-1993).

SCOTT L. ROBINSON (45)                  Senior Vice President and Controller, SunAmerica Inc. (since 1991); Senior Vice
Senior Vice President,                  President, Anchor National (since 1988); Vice President and Controller,
Treasurer and Controller                SunAmerica Inc. (1986 - 1991) (joined SunAmerica in 1978).

SUSAN L. HARRIS (38)                    Senior Vice President (since November 1995), Secretary (since 1989) and General
Vice President, Counsel and             Counsel (since December 1994), SunAmerica Inc.; Senior Vice President and
Secretary                               Secretary, Anchor National (since 1990) (joined SunAmerica Inc. in 1985).

PETER C. SUTTON (31)                    Vice President, SunAmerica Asset Management Corp., since September, 1994;
Vice President                          Controller, SunAmerica Funds (since March 1993); Assistant Controller,
The SunAmerica Center                   SunAmerica Funds (1990-1993).
733 Third Avenue
New York, NY 10017-3204


   ___________________
 *A Trustee who may be deemed to be an "interested person" of the Fund as that term is defined in the 1940 Act.

    The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of the Company or its affiliates. An annual fee of $8,000 plus expenses is paid to each trustee who is not affiliated with the Company for attendance at meetings of the Board. In addition, each such non-affiliated Trustee is paid $1,250 for each meeting attended in person. For the fiscal year ended November 30, 1995, the Fund paid Trustees' fees and expenses which totaled $52,000.



    The following table sets forth information summarizing the compensation of each Trustee of the Fund for his services as Trustee for the fiscal year ended November 30, 1995. Trustees who are affiliated with the Company do not receive any compensation.



                               COMPENSATION TABLE

                                                       Pension or                     Total
                                                       Retirement                     Compensation
                            Aggregate                  Benefits                       from Registrant
                            Compensation               Accrued as                     and Fund
                            from                       Part of Fund                   Complex Paid to
Trustee                     Registrant                 Expenses*                      Trustees*

Richards D. Barger           13,000                        N/A                        20,000

Frank L. Ellsworth           13,000                        N/A                        20,000

Gordon F. Hampton            13,000                        N/A                        20,000

Norman J. Metcalfe           13,000                        N/A                        20,000



* Information is as of November 30, 1995 for the two Funds in the complex which pay fees to these trustees (the Fund and SunAmerica
Series Trust).



                         INVESTMENT ADVISORY AGREEMENT


    The Fund is advised by CRMC of Los Angeles, California. The Amended and Restated Investment Advisory Agreement between the Fund and the Investment Adviser, dated March 14, 1990, provides that the Investment Adviser shall determine what securities are purchased or sold by the Fund. The Agreement was approved by shareholders of the Cash Management Series, the High-Yield Bond Series, the Growth-Income Series, the Growth Series and the Government/AAA Series on September 22, 1988, by shareholders of the Asset Allocation Series on March 14, 1990 and by shareholders of the International Series on March 20, 1991.



    The Investment Advisory Agreement provides that it will continue in effect until September 21, 1990, unless terminated, and may be renewed from year to year thereafter as to each Series for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement was last renewed on July 19, 1995. The Agreement also provides that it may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreement provides for automatic termination upon assignment.



    As compensation for its services, the Investment Adviser receives from the Fund a fee, accrued daily and payable monthly, based on the net assets of each Series. For all the Series except the International Series, the fee is equal to 0.36% (on an annualized basis) of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.30% of that portion of the Series' average daily net assets in excess of $30 million. The Investment Adviser receives a fee, accrued daily and payable monthly, based on the net assets of the International Series, at the annual rate of 0.66% of that portion of the Series' average daily net assets not exceeding $60 million, plus 0.58% of that portion of the Series' average daily net assets in excess of $60 million. This fee will be reduced to the extent necessary to comply with any applicable state expense limitations. Presently, the most restrictive expense limitation requires that the Fund's aggregate annual expenses shall not normally exceed 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets. For the fiscal year ended November 30, 1995, the Fund paid to the Investment Adviser advisory fees of $8,180,000 as follows: $2,484,000, Growth Series; $1,419,000, International Series; $2,478,000, Growth-Income Series; $461,000, Asset Allocation Series; $447,000, High-Yield Bond Series; $449,000, U.S. Government/AAA-Rated Securities Series; and $442,000, Cash Management Series.



    For the fiscal year ended November 30, 1994, the Fund paid to the Investment Adviser advisory fees of $8,348,000 as follows: $2,232,000, Growth Series; $1,501,000, International Series; $2,484,000, Growth-Income Series; $492,000, Asset Allocation Series; $497,000, High-Yield Bond Series; $582,000, U.S. Government/AAA-Rated Securities Series; and $560,000, Cash Management Series.



    For the fiscal year ended November 30, 1993 the Fund paid to the Investment Adviser advisory fees of $7,887,000 as follows: $2,203,000, Growth Series; $813,000, International Series; $2,573,000, Growth-Income Series; $489,000, Asset Allocation Series; $555,000, High-Yield Bond Series; $741,000, U.S. Government/AAA-Rated Securities Series; and $513,000, Cash Management Series.

                         BUSINESS MANAGEMENT AGREEMENT


    The Business Manager, a wholly-owned subsidiary of Anchor National Financial Services, Inc., provides administrative services to the Fund. The Business Management Agreement between the Fund and the Business Manager, dated September 1, 1987, provides that the Business Manager will manage the business affairs of the Fund and perform the administrative functions required of a registered investment company at all times in accordance with the organizational documents and current prospectus of the Fund. Shareholders of the Cash Management Series, the High-Yield Bond Series, the Growth-Income Series, the Growth Series and the Government/AAA Series approved the Management Agreement on September 22, 1988. Similar Business Management Agreements were approved by shareholders of the Asset Allocation Series on March 14, 1990 and by shareholders of the International Series on March 20, 1991.



    As compensation for its services, the Business Manager receives a fee, accrued daily and payable monthly, based on the net assets of each Series of the Fund other than the International Series, at the annual rate of 0.24% of that portion of each Series' average daily net assets not exceeding $30 million, plus 0.20% on that portion of the Series' average daily net assets in excess of $30 million. The Business Manager receives a monthly fee, accrued daily, based on the average daily net assets of the International Series at the annual rate of 0.24%. For the fiscal year ended November 30, 1995, the Fund paid to the Business Manager fees of $5,075,000 as follows: $1,656,000, Growth Series; $567,000, International Series; $1,652,000, Growth-Income Series; $307,000, Asset Allocation Series; $298,000, High-Yield Bond Series; $300,000, U.S. Government/AAA-Rated Securities Series; and $295,000, Cash Management Series.



    For the fiscal year ended November 30, 1994, the Fund paid to the Business Manager fees of $5,165,000 as follows: $1,488,000, Growth Series; $601,000, International Series; $1,656,000, Growth-Income Series; $328,000, Asset Allocation Series; $331,000, High-Yield Bond Series; $388,000, U.S. Government/AAA-Rated Securities Series; and $373,000, Cash Management Series.



    For the fiscal year ended November 30, 1993, the Fund paid to the Business Manager fees of $5,032,000 as follows: $1,468,000, Growth Series; $317,000, International Series; $1,715,000, Growth-Income Series; $326,000, Asset Allocation Series; $370,000, High-Yield Bond Series; $494,000, U.S. Government/AAA-Rated Securities Series; and $342,000, Cash Management Series.



    The Business Management Agreements provide that they will continue in effect until September 21, 1991, unless terminated, and may be renewed from year to year thereafter as to each Series for as long as such renewal is specifically approved at least annually by (i) the Board of Trustees of the Fund, or a vote of the majority

(as defined in the 1940 Act) of the outstanding voting securities of each Series, and (ii) the vote of a majority of Trustees who are not parties to the Management Agreement or interested persons (as defined in said Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements were renewed most recently on July 19, 1995. The Business Management Agreements also provide that they may be terminated by either party without penalty upon 60 days' written notice to the other party. The Agreements provide for their automatic termination upon assignment.


    The Fund pays certain expenses not assumed by the Business Manager including, but not limited to, expenses of shareholder meetings; reports to shareholders and the printing of proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expenses of issuance, transfer and redemption of shares; custodian fees; printing and preparation of registration statements; taxes; and the compensation of trustees who are not interested persons of the Fund.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


    Federal Taxes - Each Series is qualified and intends to remain qualified and elect to be treated as a regulated investment company under Subchapter M under the Code. To remain qualified as a regulated investment company, a Series must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain foreign currencies (or options, futures or forward contracts thereon) held less than 3 months (foreign currency gains, including those derived from options, futures and forward contracts, will not, in any event, be characterized as short-short gains if they are directly related to the registered investment company's investment in stocks, options or futures thereon); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of the Series' assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the Series' net assets and to not more than 10% of the voting securities of any one issuer (other than government securities).


    Income received by a Series from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Series will be subject, since the amount of that Series' assets to be invested in various countries is not known.

Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

                                PRICE OF SHARES

    Shares of the Fund are offered only to the Account. The price paid for shares, the offering price, is based on the net asset value per share calculated once daily at the close of regular trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

    Stocks and convertible bonds and debentures traded on the New York Stock Exchange are valued at the last sale price on such exchange on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Investment Adviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund, on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by the Series are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Investment Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective series' total assets.

    The Series' liabilities including proper accruals of expense items, are deducted from total assets.

    The net asset value of the respective Series is divided by the total number of shares outstanding (excluding treasury shares). The result, rounded to the nearer cent, is the net asset value per share.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    It is the policy of the Fund, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

    A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser.

    The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Investment Adviser places the Fund's portfolio transactions, the Investment Adviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Investment Adviser in serving other clients as well as the Fund and research services obtained by the Investment Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value in serving the Fund.


    Purchases and sales of money market instruments usually are principal transactions. Normally, no brokerage commissions are paid by the Fund for such purchases. Money market instruments are generally purchased directly from the issuer or from an underwriter or market-maker for the securities. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). Where transactions are made in the over-the-counter market, the Fund deals with the primary market makers unless more favorable prices are obtainable.



    The policy of the Fund with respect to brokerage practices is reviewed by the Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.



    For the year ended November 30, 1995, the Fund paid brokerage commissions of $1,448,082 as follows; $531,082, Growth Series; $184,500, International Series; $563,815, Growth-Income Series; $168,685, Asset Allocation Series; $0, High-Yield Bond Series; $0, U.S. Government/AAA-Rated Securities Series; and $0, Cash Management Series.






    For the year ended November 30, 1994, the Fund paid brokerage commissions of $1,767,112 as follows; $578,717, Growth Series; $296,043, International Series; $732,992, Growth-Income Series; $158,828, Asset Allocation Series; $532, High-Yield Bond Series; $0, U.S. Government/AAA-Rated Securities Series, and; $0, Cash Management Series. For the year ended November 30, 1993, the Fund paid brokerage commissions of $1,328,000.



    None of these commissions were directed to any broker which is an affiliated person of the Fund or an affiliated person of such affiliated person. However, for each of these fiscal years, brokerage transactions were effected through persons who are affiliates of the Company:

                                                Aggregate                          Percentage
                                               Commissions                          of Total
                                                 Paid to                           Brokerage
       Person                                  Affiliates                         Commissions
Royal Alliance Associates,
Inc.
     Fiscal    1993                               $3,802                               .29
               1994                                5,766                               .33
               1995                                5,100                               .36

Anchor National Financial
Services, Inc.
     Fiscal    1993                              $1,050                                .08
               1994                                   0                                 0
               1995                                   0                                 0

SunAmerica Securities, Inc.
     Fiscal    1993                              $3,805                                .29
               1994                                 180                                .01
               1995                                 522                                .04




                              GENERAL INFORMATION

    Custodian - State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as the Fund's custodian. In this capacity, State Street maintains the portfolio securities held by the Fund, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Fund.



    Independent Accountants and Legal Counsel - Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, is the Fund's independent accountant. Price Waterhouse performs an annual audit of the Fund's financial statements and provides tax consulting, tax return preparation and accounting services relating to filings with the Securities and Exchange Commission. The firm of Shereff, Friedman, Hoffman and Goodman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Fund.


    Reports to Shareholders - Contract owners are provided at least semiannually with reports showing the investment portfolio, financial statements and other information.

    Shareholder and Trustee Responsibility - Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Fund or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Fund and also provides for the Fund to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

    Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Fund provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

    Registration Statement - A registration statement has been filed with the Securities and Exchange Commission under the Securities Act and the 1940 Act. The Prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Fund has filed with the Securities and Exchange Commission, Washington, D.C., to all of which reference is hereby made.

                              FINANCIAL STATEMENTS


    The financial statements for the Fund for the year ended November 30, 1995, follow.

---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                  VALUE
                    COMMON STOCK -- 85.7%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CAPITAL EQUIPMENT -- 24.7%
                    Data Processing & Reproduction -- 9.0%
                    Adobe Systems, Inc. ...............................................          247,500        $   16,737
                    Compuware Corp.+...................................................          220,000             4,510
                    Data General Corp.+................................................          100,000             1,213
                    Digital Equipment Corp.+...........................................           50,000             2,944
                    International Business Machines Corp. .............................           47,000             4,541
                    Mentor Graphics Corp.+.............................................          220,000             4,427
                    Oracle Systems Corp.+..............................................          135,000             6,126
                    Silicon Graphics, Inc.+............................................          620,000            22,630
                    Structural Dynamics Research Corp.+................................          150,000             3,056
                    Sybase, Inc.+......................................................          330,000            11,591
                    Tandem Computers, Inc.+............................................          250,000             3,125
                    Electronic Components -- 12.2%
                    Analog Devices, Inc.+..............................................          150,000             5,550
                    Ericsson (L.M.) Telephone Co., Class B ADR.........................          320,000             7,600
                    Intel Corp. .......................................................          477,600            29,074
                    LSI Logic Corp.+...................................................          580,000            24,287
                    National Semiconductor Corp.+......................................           50,000             1,069
                    Newbridge Networks Corp.+..........................................           50,000             2,131
                    Park Electrochemical Corp. ........................................          187,200             5,686
                    Rogers Corp.+......................................................          109,200             2,648
                    SCI Systems, Inc.+.................................................          415,000            13,903
                    Texas Instruments, Inc. ...........................................          295,600            17,108
                    Electronic Instruments -- 2.6%
                    Applied Materials, Inc.+...........................................          472,000            22,951
                    Energy Equipment -- 0.7%
                    Schlumberger Ltd. .................................................          105,000             6,668
                    Industrial Components -- 0.2%
                    Noble Affiliates, Inc. ............................................           75,500             2,048
                                                                                                              --------------
                                                                                                                   221,623
                                                                                                              --------------
                    CONSUMER GOODS -- 6.0%
                    Appliances & Household Durables -- 0.5%
                    Mohawk Industries, Inc.+...........................................          270,000             4,793
                    Beverages & Tobacco -- 1.3%
                    PepsiCo, Inc. .....................................................           80,000             4,420
                    Philip Morris Cos., Inc. ..........................................           80,000             7,020
                    Health & Personal Care -- 2.2%
                    Alpha Beta Technology, Inc.+.......................................           70,000               464
                    Bausch & Lomb, Inc. ...............................................           20,000               723
                    Forest Labs, Inc.+.................................................          121,000             5,142
                    Genetics Institute, Inc.+..........................................           80,000             3,510
                    Omnicare, Inc. ....................................................          160,000             6,040
                    Paragon Trade Brands, Inc.+........................................           19,500               407
                    Perrigo Co.+.......................................................           15,000               197
                    Pharmacia & Upjohn, Inc.+..........................................           58,000             2,081
                    Tambrands, Inc. ...................................................           20,000             1,042

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CONSUMER GOODS (continued)
                    Recreation & Other Consumer Products -- 1.3%
                    Duracell International, Inc. ......................................           38,500        $    2,040
                    Hasbro, Inc. ......................................................           45,000             1,373
                    Mattel, Inc. ......................................................          296,247             8,295
                    Textiles & Apparel -- 0.7%
                    Fruit Of The Loom, Inc., Class A+..................................          210,000             4,068
                    Phillips-Van Heusen Corp. .........................................          210,000             2,179
                                                                                                              --------------
                                                                                                                    53,794
                                                                                                              --------------
                    ENERGY -- 0.7%
                    Energy Sources -- 0.7%
                    H S Resources, Inc.+...............................................           70,000               936
                    Murphy Oil Corp. ..................................................           80,000             3,150
                    Reading & Bates Corp.+.............................................          150,000             1,969
                                                                                                              --------------
                                                                                                                     6,055
                                                                                                              --------------
                    FINANCE -- 7.2%
                    Banking -- 2.9%
                    Banc One Corp. ....................................................          119,625             4,561
                    Charter One Financial, Inc. .......................................           70,000             2,240
                    Commerce Bancshares, Inc. .........................................          141,225             5,278
                    Huntington Bancshares, Inc. .......................................           72,000             1,755
                    Mercantile Bancorp.................................................          232,500            10,666
                    Northern Trust Corp. ..............................................           40,000             2,090
                    Financial Services -- 0.7%
                    Federal National Mortgage Association..............................           55,000             6,023
                    Insurance -- 3.6%
                    EXEL Ltd. .........................................................          145,000             9,044
                    NAC Reinsurance Corp. .............................................          120,000             3,960
                    NYMAGIC, Inc. .....................................................           70,000             1,164
                    Progressive Corp., Ohio............................................           75,000             3,338
                    TIG Holdings, Inc. ................................................          115,000             3,105
                    Transatlantic Holdings, Inc. ......................................          110,000             7,562
                    Trenwick Group, Inc. ..............................................           83,800             4,295
                                                                                                              --------------
                                                                                                                    65,081
                                                                                                              --------------
                    MATERIALS -- 2.5%
                    Chemicals -- 2.3%
                    Great Lakes Chemical Corp. ........................................           95,000             6,757
                    Loctite Corp. .....................................................          100,000             4,887
                    Lubrizol Corp. ....................................................           39,000             1,116
                    Valspar Corp. .....................................................          170,000             6,949
                    Forest Products & Paper -- 0.1%
                    Rayonier, Inc. ....................................................           30,000             1,148
                    Metals -- 0.1%
                    Nucor Corp. .......................................................           25,000             1,247
                                                                                                              --------------
                                                                                                                    22,104
                                                                                                              --------------
                    SERVICES -- 41.7%
                    Broadcasting & Publishing -- 15.0%
                    Adelphia Communications Corp.+ ....................................          205,000             1,538
                    BHC Communications, Inc., Class A+ ................................           75,821             6,833
                    Cablevision Systems Corp., Class A+ ...............................          100,000             5,550
                    Capital Cities/ABC, Inc. ..........................................          123,000            15,206
                    Comcast Corp., Class A Special+ ...................................          207,500             4,098
                    Gaylord Entertainment Co., Class A.................................          225,000             5,681

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Broadcasting & Publishing (continued)
                    Lin Television Corp. ..............................................          126,950        $    3,650
                    New York Times Co. ................................................          100,000             2,950
                    News Corp., Ltd. ADR...............................................          800,000            16,800
                    Tele-Communications Liberty Media Group+...........................          174,681             4,891
                    Tele-Communications TCI Group+.....................................          625,525            11,572
                    Time Warner, Inc. .................................................          485,000            19,400
                    Turner Broadcasting Systems, Inc., Class B.........................          715,000            20,020
                    Viacom, Inc., Class B+.............................................          334,200            16,125
                    Business & Public Services -- 13.8%
                    ADT Ltd.+..........................................................          400,000             5,600
                    Air & Water Technologies Corp., Class A+...........................          165,000               908
                    America Online, Inc.+..............................................          194,600             7,954
                    Apria Healthcare Group Inc.+.......................................          100,000             3,025
                    Avery Dennison Corp. ..............................................           90,000             4,286
                    BHA Group, Inc., Class A...........................................          110,000             1,540
                    Columbia Healthcare Corp. .........................................           88,750             4,582
                    CUC International, Inc.+...........................................          330,000            12,540
                    Ecolab, Inc. ......................................................          100,000             2,875
                    Federal Express Corp.+.............................................          175,000            13,081
                    FHP International Corp.+...........................................          385,000            11,165
                    General Motors Corp., Class E......................................          175,000             8,838
                    H & R Block, Inc. .................................................           40,000             1,780
                    Oxford Health Plans, Inc.+.........................................           87,000             6,525
                    Pacificare Health Systems, Inc., Class B+..........................           35,000             3,036
                    Pitney Bowes, Inc. ................................................           65,000             2,909
                    U.S. HealthCare, Inc. .............................................           40,000             1,820
                    United Healthcare Corp. ...........................................          255,000            16,033
                    Value Health, Inc.+ ...............................................          120,000             3,015
                    WMX Technologies, Inc. ............................................          430,000            12,685
                    Leisure & Tourism -- 5.6%
                    Carnival Corp., Class A ADR........................................           25,000               650
                    Circus Circus Enterprises, Inc.+...................................          120,000             3,330
                    Disney (Walt) Co. .................................................          390,000            23,449
                    Harrah's Entertainment, Inc. ......................................          195,000             4,851
                    Host Marriott Corp.+...............................................          280,000             3,605
                    Luby's Cafeterias, Inc. ...........................................          100,000             2,200
                    Marriott International, Inc. ......................................          230,000             8,567
                    Mirage Resorts, Inc.+..............................................          100,000             3,387
                    Promus Hotel Corp.+................................................           28,700               635
                    Merchandising -- 2.6%
                    Barnes & Noble, Inc.+..............................................          180,900             6,648
                    Circuit City Stores, Inc. .........................................           20,000               580
                    Gap, Inc. .........................................................           20,000               905
                    Home Shopping Network, Inc.+.......................................          260,000             2,437
                    Michaels Stores, Inc.+.............................................           60,000               990
                    Spiegel, Inc., Class A.............................................          366,600             3,299
                    Staples, Inc.+.....................................................           75,000             1,913
                    Toys R Us, Inc.+...................................................           70,000             1,628
                    Wal-Mart Stores, Inc. .............................................          200,000             4,800

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES (continued)
                    Telecommunications -- 2.9%
                    AirTouch Communications, Inc.+.....................................          175,000        $    5,097
                    Associated Group, Inc., Class A....................................           25,000               450
                    Associated Group, Inc., Class B....................................           25,000               450
                    Cellular Communications Puerto Rico, Inc.+.........................           25,000               669
                    MCI Communications Corp. ..........................................          385,000            10,299
                    United States Cellular Corp.+......................................           52,000             1,820
                    Vanguard Cellular Systems, Inc.+...................................          316,000             7,149
                    Transportation: Airlines -- 1.8%
                    AMR Corp.+.........................................................           70,000             5,364
                    Delta Air Lines, Inc. .............................................           10,000               776
                    Southwest Airlines Co. ............................................          395,000             9,875
                    Transportation: Rail & Road -- 0.0%
                    Southern Pacific Rail Corp. .......................................           15,573               372
                                                                                                              --------------
                                                                                                                   374,706
                                                                                                              --------------
                    OTHER COMMON STOCK -- 2.9%.........................................                             25,668
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $473,095)................................                            769,031
                                                                                                              --------------

                    PREFERRED STOCK -- 1.2%
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 1.2%
                    Broadcasting & Publishing -- 0.8%
                    News Corp. Ltd. ADR................................................          400,000             7,550
                    Telecommunications -- 0.4%
                    Cellular Communications, Inc. Cv Preferred.........................           70,187             3,360
                                                                                                              --------------
                    TOTAL PREFERRED STOCK (cost: $4,728)...............................                             10,910
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $477,823).......................                            779,941
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                                      SHORT-TERM SECURITIES -- 12.5%                        (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CORPORATE SHORT-TERM NOTES -- 12.5%
                    Associates Corp. of North America 5.89% due 12/01/95 ..............       $   10,370        $   10,370
                    Bell Atlantic Financial Services 5.71% due 12/08/95 ...............           12,000            11,987
                    Bell Atlantic Financial Services 5.71% due 12/12/95 ...............            4,500             4,492
                    CIT Group Holdings, Inc. 5.70% due 1/08/96 ........................            4,000             3,976
                    CIT Group Holdings, Inc. 5.72% due 12/04/95 .......................           13,160            13,154
                    Coca-Cola Co. 5.68% due 12/05/95 ..................................            5,100             5,097
                    Coca-Cola Co. 5.70% due 12/14/95 ..................................           10,800            10,777
                    Ford Motor Credit Co. 5.72% due 12/11/95 ..........................           14,000            13,978
                    Harvard University 5.70% due 12/15/95 .............................            5,500             5,488
                    Heinz (H. J.) Co. 5.70% due 1/12/96 ...............................            5,000             4,967
                    Heinz (H. J.) Co. 5.72% due 12/13/95 ..............................           10,900            10,879
                    Kellogg Co. 5.68% due 12/15/95 ....................................            2,000             1,995
                    PepsiCo, Inc. 5.70% due 12/18/95 ..................................           15,000            14,960
                                                                                                                ----------
                    TOTAL SHORT-TERM SECURITIES (cost: $112,120).......................                            112,120
                                                                                                                ----------
                    TOTAL INVESTMENTS --
                      (cost: $589,943)                          99.4%                                              892,061
                    Other assets less liabilities --             0.6                                                 5,214
                                                               ------                                           ----------
                    NET ASSETS --                              100.0%                                           $  897,275
                                                               ======                                           ==========

              -----------------------------

              + Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                        ---------------------

---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS -- 90.2%                        SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------

                    ARGENTINA -- 0.6%
                    YPF Sociedad Anonima SA ADR (Energy)...............................          73,000        $    1,423
                                                                                                             --------------
                    AUSTRALIA -- 8.2%
                    Australia & New Zealand Bank Group (Finance).......................         951,008             4,235
                    Coca-Cola Amatil Ltd. (Consumer Goods)#............................         490,906             3,971
                    Gio Australia Holdings (Finance)...................................         653,043             1,459
                    John Fairfax Holdings (Services)...................................         260,000               525
                    Lend Lease Corp. Ltd. (Multi-industry).............................          88,701             1,227
                    News Corp., Ltd. Preferred ADR (Services)..........................          33,300               628
                    News Corp., Ltd. ADR (Services)....................................          66,600             1,399
                    Orbital Engine Corp. (Capital Equipment)+..........................         162,134               143
                    TNT Ltd. (Services)................................................         531,823               742
                    TNT Ltd., Cv Preferred (Services)..................................       1,409,900             2,051
                    Western Mining Corp. Holdings Ltd. ADS (Materials).................         100,000               670
                    Westpac Banking Corp. (Finance)....................................         331,757             1,374
                    Woolworths Ltd. (Consumer Goods)...................................         156,907               367
                                                                                                             --------------
                                                                                                                   18,791
                                                                                                             --------------
                    AUSTRIA -- 0.6%
                    Virginia Technologies AG (Capital Equipment)#......................          11,700             1,350
                                                                                                             --------------
                    BELGIUM -- 1.3%
                    Groupe Bruxelles Lambert SA NV (Multi-industry)....................          17,000             2,213
                    Petrofina SA (Consumer Staples)....................................           2,300               681
                                                                                                             --------------
                                                                                                                    2,894
                                                                                                             --------------
                    BERMUDA -- 0.6%
                    Mandarin Oriental (Services).......................................       1,288,153             1,456
                                                                                                             --------------
                    BRAZIL -- 0.6%
                    Centrais Eletricas Brasileira SA-Electrobras ADR (Energy)..........          38,000               535
                    CESP-Companhia Energetica de Sao Paulo (Energy)....................       1,440,000                34
                    CESP-Companhia Energetica de Sao Paulo ADR (Energy)................          53,600               435
                    CESP-Companhia Energetica de Sao Paulo ADR (Energy)#...............           8,416                68
                    CESP-Companhia Energetica de Sao Paulo ADS (Energy)................          30,000               243
                                                                                                             --------------
                                                                                                                    1,315
                                                                                                             --------------
                    CANADA -- 1.2%
                    Bank Montreal Quebec (Finance).....................................          37,000               842
                    Magna International Class A (Capital Equipment)....................          10,000               435
                    Noranda, Inc. (Materials)..........................................          35,000               744
                    Teck Corp. Class B (Capital Equipment).............................          40,000               765
                                                                                                             --------------
                                                                                                                    2,786
                                                                                                             --------------
                    DENMARK -- 1.6%
                    Tele Denmark Class B ADR (Capital Equipment).......................         130,000             3,624
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                      SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    FINLAND -- 2.2%
                    Kansallis-Osake-Pankki (Finance)...................................         686,800        $      575
                    Nokia (AB) Oy Corp. Series A (Multi-industry)......................          32,000             1,756
                    Nokia (AB) Oy Corp. Series K (Multi-industry)......................          20,000             1,102
                    Repola (Materials).................................................          84,000             1,634
                                                                                                             --------------
                                                                                                                    5,067
                                                                                                             --------------
                    FRANCE -- 5.8%
                    Canal Plus (Services)..............................................           3,823               696
                    Cie de St. Gobain (Materials)......................................          11,282             1,302
                    Eurotunnel/Euro SA (Services)+.....................................         115,200               168
                    Groupe Danone (Consumer Goods).....................................           8,000             1,252
                    Moet-Hennessy Louis Vuitton (Consumer Goods).......................           3,300               628
                    Michelin (cie Gle), Class B (Capital Equipment)....................          84,000             3,414
                    Peugeot SA (Consumer Goods)........................................          20,000             2,585
                    Poliet (Materials).................................................           4,404               355
                    Sidel (Capital Equipment)..........................................           6,600             2,076
                    Total SA, Series B (Energy)........................................          13,571               835
                                                                                                             --------------
                                                                                                                   13,311
                                                                                                             --------------
                    GERMANY -- 3.9%
                    Bayerische Motoren Werke AG (Consumer Goods).......................           6,072             3,270
                    Bayerische Motoren Werke AG NV Preferred (Consumer Goods)..........           2,604               971
                    Daimler-Benz AG (Consumer Goods)...................................           2,420             1,190
                    GEA AG NV Preferred (Capital Equipment)............................           1,250               398
                    Mannesmann AG (Capital Equipment)..................................           6,300             2,029
                    Munchener Ruckvers (Finance).......................................             500               921
                    Munchener Ruckvers Warrants (Finance)+.............................             125                13
                                                                                                             --------------
                                                                                                                    8,792
                                                                                                             --------------
                    HONG KONG -- 4.5%
                    Cathay Pacific Airways Ltd. (Services).............................         900,000             1,344
                    China Light & Power Co., Ltd. (Energy).............................          90,400               425
                    Hong Kong Electric Holdings (Energy)...............................       1,032,000             3,462
                    Hutchison Whampoa (Multi-industry).................................         230,000             1,300
                    Johnson Electric Holdings Ltd. (Capital Equipment).................         110,000               228
                    Sing Tao (Services)................................................         689,200               356
                    Sun Hung Kai Properties Ltd. (Finance).............................         100,000               805
                    Swire Pacific Ltd. Class A (Multi-industry)........................          50,000               378
                    Television Broadcasting Ltd. (Services)............................         497,000             1,876
                                                                                                             --------------
                                                                                                                   10,174
                                                                                                             --------------
                    INDONESIA -- 0.6%
                    Bank International Indonesia (Finance).............................         350,000             1,119
                    P.T. Indonesian Satellite Corp. ADR (Services).....................           5,900               202
                                                                                                             --------------
                                                                                                                    1,321
                                                                                                             --------------
                    IRELAND -- 1.0%
                    Independent Newspapers (Services)..................................         197,382             1,156
                    Irish Life PLC (Finance)...........................................         294,624             1,137
                                                                                                             --------------
                                                                                                                    2,293
                                                                                                             --------------
                    ISRAEL -- 0.2%
                    Scitex Corp. Ltd. (Services).......................................          28,000               403
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                      SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    ITALY -- 2.2%
                    STET (Services)....................................................         120,000        $      326
                    STET Risp (Services)...............................................         240,000               472
                    Telecom Italia Mobile SPA-Savings Shares (Services)................          64,800                63
                    Telecom Italia Mobile SPA (Services)...............................       1,991,950             3,214
                    Telecom Italia SpA (Services)......................................         666,850               907
                    Telecom Italia SpA Risp (Services).................................          64,800                71
                                                                                                             --------------
                                                                                                                    5,053
                                                                                                             --------------
                    JAPAN -- 6.6%
                    Amway Japan Ltd. ADR (Consumer Goods)..............................          36,000               729
                    Banyu Pharm (Services).............................................         118,000             1,345
                    Chain Store Okuwa (Services).......................................          20,000               287
                    Hitachi Ltd. (Capital Equipment)...................................          28,000               284
                    Ito-Yokado Co. (Miscellaneous).....................................          10,000               552
                    Itochu Corp. Ltd. (Services).......................................         120,000               796
                    Mitsubishi Corp. (Consumer Goods)..................................          65,000               779
                    Nintendo Co., Ltd. (Consumer Goods)................................          25,000             1,976
                    Nippon Telegraph & Telecommunications Corp. (Services).............             131             1,073
                    Nippon Yusen (Services)............................................          79,000               461
                    Sony Corp. (Consumer Goods)........................................          22,000             1,168
                    Sumitomo Chemical Co., Ltd. (Materials)............................         177,000               880
                    Suzuki Motor Corp. (Consumer Goods)................................         179,000             1,988
                    Tokyo Broadcasting Systems (Services)..............................          27,000               451
                    Toyota Motor Corp. (Consumer Goods)................................         115,000             2,272
                                                                                                             --------------
                                                                                                                   15,041
                                                                                                             --------------
                    KOREA -- 0.9%
                    Korea Electric Power Corp. (Energy)................................          39,000             1,549
                    Korea Electric Power Corp. ADR (Energy)............................          26,000               634
                                                                                                             --------------
                                                                                                                    2,183
                                                                                                             --------------
                    LUXEMBOURG -- 0.4%
                    Safra Republic Holdings, Inc. (Finance)............................          10,000               885
                                                                                                             --------------
                    MEXICO -- 2.2%
                    Cemex SA-Series A (Materials)......................................         161,250               492
                    Cifra SA de Cv-Series C (Services).................................         195,500               206
                    Grupo Financiero Banamex-Accival SA de Cv-Series B (Finance).......         324,000               497
                    Grupo Financiero Banamex-Accival SA de Cv-Series L (Finance).......          16,200                23
                    Grupo Televisa SA de Cv ADR (Services).............................          35,000               757
                    Telefonos de Mexico SA ADR (Services)..............................          95,200             3,142
                                                                                                             --------------
                                                                                                                    5,117
                                                                                                             --------------
                    NETHERLANDS -- 6.5%
                    ABN Amro Holdings NV (Finance).....................................          83,726             3,728
                    Akzo Nobel NV (Materials)..........................................          12,000             1,356
                    DSM NV (Materials).................................................          15,919             1,268
                    Elsevier NV (Services).............................................          80,000             1,092
                    International Nederlanden Warrants (Finance)+......................         300,000             1,013
                    Koninklijke PTT Nederland NV (Services)............................          20,000               713
                    Philips Electronics (Consumer Goods)...............................          16,000               629
                    PolyGram NV ADR (Consumer Goods)...................................          45,000             2,700
                    Vereenigde Ned Uitgevers (Services)................................          13,000             1,835
                    Wolters Kluwer (Services)..........................................           6,267               529
                                                                                                             --------------
                                                                                                                   14,863
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                     SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    NEW ZEALAND -- 4.5%
                    Brierley Investment Ltd. (Multi-industry)..........................       4,613,019        $    3,494
                    Carter Holt Harvey Ltd. (Materials)................................         240,197               507
                    Fletcher Challenge Ltd. (Materials)................................         530,000             1,315
                    Fletcher Challenge Ltd. ADR (Materials)............................          12,450               174
                    Fletcher Challenge Ltd.-Forests Division Shares (Materials)........          75,200               106
                    Telecom Corp. of New Zealand (Services)#...........................       1,019,880             4,268
                    Telecom Corp. of New Zealand ADR (Services)#.......................           4,600               308
                                                                                                             --------------
                                                                                                                   10,172
                                                                                                             --------------
                    NORWAY -- 2.5%
                    Orkla AS (Consumer Goods)..........................................         110,000             5,613
                                                                                                             --------------
                    PHILIPPINES -- 0.3%
                    Philippine Long Distance Cv Preferred Series III GDS (Services)....          10,000               540
                    Philippine National Bank (Finance).................................          26,146               232
                                                                                                             --------------
                                                                                                                      772
                                                                                                             --------------
                    SINGAPORE -- 0.4%
                    Singapore Airlines Ltd. (Services).................................          88,000               824
                                                                                                             --------------
                    SPAIN -- 2.9%
                    Autopistas CESA (Services).........................................         150,000             1,655
                    Banco de Santander ADR (Finance)...................................           1,500                69
                    Banco de Santander SA (Finance)....................................          23,500             1,096
                    Banco Popular Espanol (Finance)....................................           6,000             1,008
                    Corporacion Mapfre SA (Finance)....................................          11,615               654
                    Iberdrola SA (Energy)..............................................         142,000             1,198
                    Telefonica de Espana SA ADR (Services).............................          24,000               996
                                                                                                             --------------
                                                                                                                    6,676
                                                                                                             --------------
                    SWEDEN -- 8.5%
                    AGA AB-Series B (Materials)........................................          60,000               833
                    Asea AB-Series A (Capital Equipment)...............................          24,500             2,377
                    Asea AB-Series B (Capital Equipment)...............................          22,000             2,124
                    Astra AB-Series A (Services).......................................         109,000             4,065
                    Atlas Copco AB-Series A (Capital Equipment)........................         114,500             1,729
                    Electrolux AB-Series B (Consumer Goods)............................          26,400             1,134
                    Ericsson LM Telephone Co. Class B Cv ADR (Capital Equipment).......           3,500                11
                    Ericsson LM Telephone Co. Series B (Capital Equipment).............         112,200             2,644
                    Kinnevik-Series A (Finance)........................................          23,900               656
                    Kinnevik-Series B (Multi-industry).................................          15,000               426
                    Sandvik AB-Class B (Capital Equipment).............................          18,250               336
                    Svenska Handelsbanken, Series A (Finance)..........................          18,000               364
                    Svenska Handelsbanken, Series B (Finance)..........................           8,200               160
                    Volvo AB-Series B (Consumer Goods).................................         125,000             2,593
                                                                                                             --------------
                                                                                                                   19,452
                                                                                                             --------------
                    SWITZERLAND -- 3.8%
                    BBC Brown Boveri, Bearer (Capital Equipment).......................           2,363             2,714
                    Ciba-Geigy AG, Nominative Shares (Materials).......................           2,035             1,814
                    Holderbank Financiere Glarus Warrants (Materials)+.................          18,960                19
                    Holderbank Financiere Glarus, Bearer (Materials)...................           3,792             2,826
                    Nestle SA (Consumer Goods).........................................           1,250             1,332
                                                                                                             --------------
                                                                                                                    8,705
                                                                                                             --------------

                                                           ---------------------

                                                                                                                 VALUE
                    COMMON STOCK, PREFERRED STOCK & WARRANTS (continued)                     SHARES         (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    UNITED KINGDOM -- 13.2%
                    British Airways ADR (Services).....................................          15,000        $    1,056
                    British Airways PLC (Services).....................................         145,000             1,021
                    British Sky Broadcast Group PLC ADR (Services)+....................          58,500             2,333
                    Cable & Wireless PLC (Services)....................................         125,104               869
                    Cadbury Schweppes (Consumer Goods).................................          37,070               316
                    Cordiant PLC (Services)............................................         440,997               614
                    English China Clays (Materials)....................................         305,000             1,534
                    Forte PLC (Services)...............................................         790,858             4,141
                    Hazlewood Foods PLC (Consumer Goods)...............................         300,000               468
                    News International PLC (Services)..................................         136,000               629
                    Pearson PLC (Multi-industry).......................................         120,000             1,192
                    Pilkington PLC (Materials).........................................         500,000             1,474
                    Rank Organisation PLC (Services)...................................         175,000             1,104
                    Reckitt & Colman (Consumer Goods)..................................         288,537             2,957
                    Reuters Holdings PLC (Services)....................................         208,000             1,963
                    Scottish Power PLC (Energy)........................................         120,000               693
                    Securicor Group PLC NV (Services)..................................          38,000               541
                    Telewest Communications PLC ADR (Services)+........................          71,000             1,811
                    Tesco PLC (Services)...............................................         408,616             1,795
                    Thorn EMI PLC (Consumer Goods).....................................         104,950             2,502
                    Vodafone Group PLC (Services)......................................         105,801               377
                    Vodafone Group PLC ADR (Services)..................................          18,000               650
                                                                                                             --------------
                                                                                                                   30,040
                                                                                                             --------------
                    UNITED STATES -- 0.2%
                    Partner Reinsurance Holdings Ltd. (Finance)........................          13,600               360
                                                                                                             --------------
                    OTHER COMMON STOCK -- 2.2%.........................................                             5,103
                                                                                                             --------------
                    TOTAL COMMON STOCK, PREFERRED STOCK, & WARRANT
                      (cost: $171,388).................................................                           205,859
                                                                                                             --------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                                                                          LOCAL CURRENCY)
                    RIGHTS -- 0.1%+                                                       (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------
                    GERMANY -- 0.0%
                    Munchener Ruckvers 12/01/95........................................               1                56
                                                                                                             --------------
                    UNITED KINGDOM -- 0.1%
                    Cordiant PLC 12/11/95..............................................             441               202
                                                                                                             --------------
                    TOTAL RIGHTS (cost: $0)............................................                               258
                                                                                                             --------------
                    BONDS & NOTES -- 1.3%
                    -------------------------------------------------------------------------------------------------------
                    FINLAND -- 0.3%
                    Kymmene Corp. 8.25% 2043...........................................           2,800               674
                                                                                                             --------------
                    FRANCE -- 0.1%
                    Michelin (cie Gle) 2.50% 2001......................................             480               256
                                                                                                             --------------
                    HONG KONG -- 0.2%
                    Bangkok Bank Public Ltd. 3.25% 2004#...............................             500               503
                                                                                                             --------------

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                                                                                          LOCAL CURRENCY)        VALUE
                    BONDS & NOTES (continued)                                             (IN THOUSANDS)     (IN THOUSANDS)
                    -------------------------------------------------------------------------------------------------------

                    NEW ZEALAND -- 0.7%
                    Brierley Investment Ltd. 9.00% 1998................................             253        $      180
                    New Zealand Government 9.00% 1996..................................           2,000             1,319
                                                                                                             --------------
                                                                                                                    1,499
                                                                                                             --------------
                    TOTAL BONDS & NOTES (cost: $2,704).................................                             2,932
                                                                                                             --------------
                    TOTAL INVESTMENT SECURITIES (cost: $174,092).......................                           209,049
                                                                                                             --------------
                    SHORT-TERM SECURITIES -- 7.9%
                    -------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 7.9%
                    Associates Corp. of North America 5.89% due 12/01/95...............           2,900             2,900
                    Banque National De Paris 5.76% due 12/18/95........................           5,000             5,000
                    Export Development Corp. 5.72% due 12/06/95........................           5,000             4,996
                    Sandoz Corp. 5.72% due 12/13/95....................................           5,000             4,991
                                                                                                             --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $17,887)........................                            17,887
                                                                                                             --------------
                    TOTAL INVESTMENTS --
                      (cost: $191,979)                              99.5%                                         226,936
                    Other assets less liabilities --                 0.5                                            1,198
                                                                   ------                                   --------------
                    NET ASSETS --                                  100.0%                                      $  228,134
                                                                   ======                                    =============


              -----------------------------

              +  Non-income producing securities

              # Resale restricted to qualified institutional buyers

              ADR - American Depositary Receipt

              ADS - American Depositary Shares

                    FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 1995
                    ------------------------------------------------------------

                                                                       GROSS
                     CONTRACT             IN           DELIVERY      UNREALIZED
                    TO DELIVER       EXCHANGE FOR        DATE       DEPRECIATION
                    ------------------------------------------------------------
                    FRF 538             USD 110        12/29/95          (2)

              -----------------------------

              FRF - French Franc

              USD - United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                              VALUE
                    COMMON STOCK -- 90.0%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 12.1%
                    Aerospace & Military Technology -- 3.5%
                    Boeing Co. ..........................................................        170,000        $   12,389
                    Coltec Industries, Inc.+.............................................         60,000               660
                    General Motors Corp., Class H........................................         85,000             4,037
                    Litton Industries, Inc.+.............................................         91,000             4,084
                    Sundstrand Corp. ....................................................         95,000             6,151
                    United Technologies Corp. ...........................................         35,100             3,291
                    Data Processing & Reproduction -- 2.4%
                    Apple Computer, Inc. ................................................         60,000             2,288
                    International Business Machines Corp. ...............................         60,000             5,797
                    Novell, Inc.+........................................................         40,000               675
                    Xerox Corp. .........................................................         90,000            12,341
                    Electrical & Electronics -- 0.4%
                    General Electric Co. ................................................         50,000             3,363
                    Electronic Components -- 0.7%
                    Intel Corp. .........................................................         50,000             3,044
                    Motorola, Inc. ......................................................         40,000             2,450
                    Texas Instruments, Inc. .............................................         20,000             1,157
                    Energy Equipment -- 0.9%
                    Cooper Industries, Inc. .............................................         35,960             1,312
                    Schlumberger Ltd. ...................................................         70,000             4,445
                    Western Atlas, Inc.+.................................................         51,000             2,442
                    Industrial Components -- 1.6%
                    Dana Corp. ..........................................................         50,000             1,462
                    Goodyear Tire & Rubber Co. ..........................................         80,000             3,390
                    Johnson Controls, Inc. ..............................................         39,400             2,728
                    Rockwell International Corp. ........................................         70,000             3,430
                    TRW, Inc. ...........................................................         40,000             2,995
                    Machinery & Engineering -- 2.6%
                    Caterpillar, Inc. ...................................................        125,000             7,672
                    Crompton + Knowles Corp. ............................................        120,000             1,560
                    Deere & Co. .........................................................        210,000             6,904
                    Ingersoll-Rand Co. ..................................................         80,000             3,070
                    Parker-Hannifin Corp. ...............................................        105,000             3,859
                                                                                                              --------------
                                                                                                                   106,996
                                                                                                              --------------
                    CONSUMER GOODS -- 17.9%
                    Appliances & Household Durables -- 0.5%
                    Corning, Inc. .......................................................        100,000             3,013
                    LADD Furniture, Inc. ................................................        112,333             1,502
                    Automotive -- 0.8%
                    Ford Motor Co. ......................................................        120,000             3,390
                    General Motors Corp. ................................................         70,000             3,395

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CONSUMER GOODS (continued)
                    Beverages & Tobacco -- 4.5%
                    American Brands, Inc. ...............................................         70,000        $    2,923
                    Anheuser-Busch Cos., Inc. ...........................................         45,000             2,981
                    PepsiCo, Inc. .......................................................        155,000             8,564
                    Philip Morris Cos., Inc. ............................................        198,000            17,374
                    Seagrams Co., Ltd. ..................................................        220,000             8,030
                    Food & Household Products -- 1.5%
                    ConAgra, Inc. .......................................................         90,000             3,589
                    CPC International, Inc. .............................................        110,000             7,562
                    General Mills, Inc. .................................................         45,000             2,481
                    Health & Personal Care -- 9.3%
                    Abbott Laboratories..................................................        100,000             4,063
                    American Home Products Corp. ........................................         85,000             7,756
                    Bausch & Lomb, Inc. .................................................         20,200               730
                    Bristol-Myers Squibb Co. ............................................        120,000             9,630
                    Johnson & Johnson Co. ...............................................         50,000             4,331
                    Kimberly-Clark Corp. ................................................         21,500             1,653
                    Lilly (Eli) & Co. ...................................................         70,000             6,965
                    Merck & Co., Inc. ...................................................        257,500            15,933
                    Pfizer, Inc. ........................................................        160,000             9,280
                    Pharmacia & Upjohn, Inc.+............................................        116,000             4,161
                    Schering-Plough Corp. ...............................................        180,000            10,327
                    Tambrands, Inc. .....................................................         30,000             1,564
                    Warner-Lambert Co. ..................................................         60,000             5,355
                    Recreation & Other Consumer Products -- 1.0%
                    American Greetings Corp., Class A....................................         40,000             1,090
                    Eastman Kodak Co. ...................................................         60,000             4,080
                    Polaroid Corp. ......................................................         30,000             1,384
                    Stanley Works........................................................         40,000             2,025
                    Textiles & Apparel -- 0.3%
                    V.F. Corp. ..........................................................         45,000             2,340
                                                                                                              --------------
                                                                                                                   157,471
                                                                                                              --------------
                    ENERGY -- 6.8%
                    Energy Sources -- 5.4%
                    Amoco Corp. .........................................................        105,000             7,114
                    Atlantic Richfield Co. ..............................................         10,000             1,084
                    Exxon Corp. .........................................................         55,000             4,256
                    Murphy Oil Corp. ....................................................         42,600             1,677
                    Phillips Petroleum Co. ..............................................        260,000             8,645
                    Royal Dutch Petroleum Co. ADR........................................         55,000             7,060
                    Texaco, Inc. ........................................................         70,000             5,180
                    Tosco Corp. .........................................................         60,000             2,287
                    Total SA ADR.........................................................         20,490               633
                    Unocal Corp. ........................................................        160,000             4,300
                    Valero Energy Corp. .................................................        215,000             5,563
                    Utilities: Electric, Gas & Water -- 1.4%
                    Consolidated Edison Co. of New York, Inc. ...........................        100,000             2,887
                    General Public Utilities Corp. ......................................         40,000             1,265
                    Long Island Lighting Co. ............................................         32,800               562
                    Pacific Gas & Electric Co. ..........................................        150,000             4,125
                    Union Electric Co. ..................................................         80,000             3,210
                                                                                                              --------------
                                                                                                                    59,848
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    FINANCE -- 12.0%
                    Banking -- 7.4%
                    Banc One Corp. ......................................................        210,625        $    8,030
                    Bank of New York, Inc. ..............................................         80,000             3,770
                    BankAmerica Corp. ...................................................         95,000             6,044
                    Bankers Trust New York Corp. ........................................         30,000             1,946
                    Boatmen's Bancshares, Inc. ..........................................        100,000             3,875
                    Chase Manhattan Corp. ...............................................         60,000             3,653
                    Comerica, Inc. ......................................................         75,000             2,803
                    CoreStates Financial Corp. ..........................................         80,000             3,100
                    First Fidelity Bancorp...............................................         60,000             4,403
                    First Interstate Bancorp.............................................         30,000             4,020
                    First Union Corp. ...................................................         65,000             3,551
                    KeyCorp..............................................................         75,000             2,766
                    Morgan (J.P.) & Co., Inc. ...........................................         30,000             2,355
                    Northern Trust Corp. ................................................         20,000             1,045
                    Norwest Corp. .......................................................         20,000               660
                    PNC Bank Corp. ......................................................        262,000             7,663
                    SunTrust Banks, Inc. ................................................         80,000             5,460
                    Financial Services -- 0.6%
                    American Express Co. ................................................         50,000             2,125
                    Beneficial Corp. ....................................................         20,000             1,015
                    Household International, Inc. .......................................         40,000             2,500
                    Insurance -- 4.0%
                    Allstate Corp. ......................................................        210,000             8,610
                    American General Corp. ..............................................         30,000             1,016
                    Cigna Corp. .........................................................         35,000             3,850
                    Gallagher (Arthur J.) & Co. .........................................        111,400             3,648
                    General Reinsurance Group............................................         15,000             2,244
                    Liberty Corp. .......................................................         75,000             2,485
                    SAFECO Corp. ........................................................        140,000             9,940
                    St. Paul Cos., Inc. .................................................         40,000             2,240
                    TIG Holdings, Inc. ..................................................         50,000             1,350
                                                                                                              --------------
                                                                                                                   106,167
                                                                                                              --------------
                    MATERIALS -- 10.4%
                    Building Materials -- 0.2%
                    TRINOVA Corp. .......................................................         50,000             1,538
                    Chemicals -- 4.1%
                    Dow Chemical Co. ....................................................         78,000             5,528
                    du Pont (E.I.) de Nemours & Co. .....................................         55,000             3,657
                    Eastman Chemical Co. ................................................        120,000             7,875
                    Goodrich (B.F.) Co. .................................................         40,000             2,805
                    Great Lakes Chemical Corp. ..........................................         20,000             1,423
                    Monsanto Co. ........................................................         30,000             3,435
                    PPG Industries, Inc. ................................................         60,000             2,722
                    Praxair, Inc. .......................................................        310,000             9,029

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Forest Products & Paper -- 3.3%
                    Federal Paper Board Co. .............................................         60,000        $    3,120
                    Georgia-Pacific Corp. ...............................................         35,000             2,721
                    International Paper Co. .............................................         80,000             3,050
                    James River Corp. ...................................................        125,000             3,937
                    Rayonier, Inc. ......................................................         92,500             3,538
                    Union Camp Corp. ....................................................        175,000             8,597
                    Westvaco Corp. ......................................................         60,000             1,643
                    Weyerhaeuser Co. ....................................................         60,000             2,715
                    Metals & Minerals -- 2.8%
                    Alumax, Inc. ADR+....................................................         20,000               665
                    Aluminum Co. of America..............................................        200,000            11,700
                    Inco Ltd. ...........................................................         80,000             2,850
                    Phelps Dodge Corp. ..................................................         10,000               679
                    Potash Corp. of Saskatchewan, Inc. ..................................        130,000             8,986
                                                                                                              --------------
                                                                                                                    92,213
                                                                                                              --------------
                    MULTI-INDUSTRY -- 3.8%
                    Multi-Industry -- 3.8%
                    AlliedSignal, Inc. ..................................................         40,000             1,890
                    Hanson PLC ADR.......................................................        120,000             1,830
                    Harsco Corp. ........................................................        130,000             7,670
                    Minnesota Mining & Manufacturing Co. ................................        150,000             9,825
                    Tenneco, Inc. .......................................................        130,000             6,240
                    Textron, Inc. .......................................................         75,000             5,747
                                                                                                              --------------
                                                                                                                    33,202
                                                                                                              --------------
                    SERVICES -- 25.9%
                    Broadcasting & Publishing -- 6.3%
                    Capital Cities/ABC, Inc. ............................................         20,000             2,473
                    Cox Communications, Inc.+............................................         49,224               985
                    Gannett Co., Inc. ...................................................         60,000             3,660
                    New York Times Co. ..................................................        100,000             2,950
                    News Corp., Ltd. ADR.................................................        160,000             3,360
                    Scripps (E.W.) Co., Class A..........................................        135,000             5,484
                    Tele-Communications Liberty Media Group+.............................        145,000             4,060
                    Tele-Communications TCI Group, Series A+.............................        580,000            10,730
                    Time Warner, Inc. ...................................................        250,000            10,000
                    Times Mirror Co., Series A ..........................................         56,056             1,822
                    Tribune Co. .........................................................         60,000             3,870
                    U.S. West Media Group+...............................................        171,800             3,092
                    Viacom, Inc. Class B+................................................         65,000             3,136
                    Business & Public Services -- 4.8%
                    Browning-Ferris Industries, Inc. ....................................        120,000             3,615
                    Dun & Bradstreet Corp. ..............................................        210,000            13,099
                    Ecolab, Inc. ........................................................         50,000             1,438
                    Federal Express Corp.+...............................................         30,000             2,243
                    General Motors Corp., Class E........................................        125,000             6,312
                    Omnicom Group........................................................         20,000             1,335
                    Pitney Bowes, Inc. ..................................................         30,000             1,343
                    WMX Technologies, Inc. ..............................................        445,000            13,127

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    SERVICES (continued)
                    Leisure & Tourism -- 2.0%
                    Disney (Walt) Co. ...................................................        200,000        $   12,025
                    Host Marriott Corp.+.................................................        110,000             1,416
                    Marriott International, Inc. ........................................        100,000             3,725
                    Merchandising -- 2.6%
                    Gap, Inc. ...........................................................         20,000               905
                    Giant Foods, Inc. ...................................................        200,000             6,450
                    May Department Stores Co. ...........................................         80,000             3,490
                    Melville Corp. ......................................................         25,000               778
                    Penney (J.C.), Inc. .................................................         50,000             2,344
                    Wal-Mart Stores, Inc. ...............................................        289,000             6,936
                    Walgreen Co. ........................................................         80,000             2,330
                    Telecommunications -- 7.0%
                    AirTouch Communications, Inc.+.......................................         81,013             2,360
                    Alltel Corp. ........................................................         20,000               590
                    Ameritech Corp. .....................................................         35,000             1,925
                    AT&T Corp. ..........................................................        330,000            21,780
                    MCI Communications Corp. ............................................        380,000            10,165
                    Pacific Telesis Group................................................         81,013             2,430
                    SBC Communications, Inc. ............................................         40,000             2,160
                    Sprint Corp. ........................................................        190,000             7,600
                    Telefonos de Mexico SA ADR...........................................        221,800             7,319
                    US West, Inc. .......................................................        171,800             5,369
                    Transportation: Airlines -- 0.6%
                    AMR Corp.+...........................................................         65,000             4,981
                    Transportation: Rail & Road -- 2.6%
                    Conrail, Inc. .......................................................        150,000            10,481
                    Norfolk Southern Corp. ..............................................         65,000             5,119
                    Union Pacific Corp. .................................................        110,000             7,452
                                                                                                              --------------
                                                                                                                   228,264
                                                                                                              --------------
                    OTHER COMMON STOCK -- 1.1%...........................................                            9,975
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $561,454)..................................                          794,136
                                                                                                              --------------
                    PREFERRED STOCK -- 0.3%
                    --------------------------------------------------------------------------------------------------------
                    Broadcasting & Publishing -- 0.3%
                    News Corp., Ltd. ADR.................................................         80,000             1,510
                    Times Mirror Co., Preferred Series B.................................         44,896             1,156
                                                                                                              --------------
                    TOTAL PREFERRED STOCK (cost: $2,106).................................                            2,666
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $563,560).........................                          796,802
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 9.0%                                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.2%
                    Ameritech Corp. 5.69% due 12/07/95...................................     $    2,500        $    2,498
                    Associates Corp. of North America 5.89% due 12/01/95.................         13,100            13,100
                    CIT Group Holdings, Inc. 5.70% due 1/08/96...........................         14,000            13,916
                    Heinz (H. J.) Co. 5.70% due 1/12/96..................................          3,000             2,980
                    Heinz (H. J.) Co. 5.72% due 12/13/95.................................         10,500            10,480
                    Penney (J.C.) Funding Corp. 5.68% due 1/17/96........................         11,300            11,216
                                                                                                                ----------
                    TOTAL CORPORATE SHORT-TERM NOTES.....................................                           54,190
                                                                                                                ----------
                    FEDERAL AGENCY OBLIGATIONS -- 2.8%
                    Federal Home Loan Bank Consolidated Discount Note 5.68%
                      due 12/26/95.......................................................          8,000             7,968
                    Federal Home Loan Mortgage Discount Note 5.68% due 12/20/95..........          4,700             4,686
                    Federal National Mortgage Association Discount Note 5.67% due
                      12/14/95 ..........................................................         12,200            12,175
                                                                                                                ----------
                    TOTAL FEDERAL AGENCY OBLIGATIONS.....................................                           24,829
                                                                                                                ----------
                    TOTAL SHORT-TERM SECURITIES (cost: $79,019)..........................                           79,019
                                                                                                                ----------
                    TOTAL INVESTMENTS --
                      (cost: $642,579)                              99.3%                                          875,821
                    Other assets less liabilities --                 0.7                                             6,322
                                                                   -----                                        ----------
                    NET ASSETS --                                  100.0%                                       $  882,143
                                                                   =====                                        ==========

              -----------------------------

              +  Non-income producing securities

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                                                  VALUE
                    COMMON STOCK -- 69.4%                                                       SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 10.6%
                    Aerospace & Military Technology -- 4.0%
                    Boeing Co. ..........................................................         30,000        $    2,186
                    General Motors Corp., Class H........................................         56,000             2,660
                    Northrop Grumman Corp. ..............................................         20,000             1,230
                    Data Processing & Reproduction -- 1.2%
                    Apple Computer, Inc. ................................................         25,000               953
                    International Business Machines Corp. ...............................         10,000               966
                    Electrical & Electronics -- 0.8%
                    Hubbell, Inc. .......................................................         21,000             1,284
                    Energy Equipment -- 1.0%
                    Cooper Industries, Inc. .............................................         14,384               525
                    Schlumberger Ltd. ...................................................         15,000               953
                    Industrial Components -- 2.6%
                    Dana Corp. ..........................................................         35,000             1,024
                    Rockwell International Corp. ........................................         60,000             2,940
                    Machinery & Engineering -- 1.0%
                    Crompton + Knowles Corp. ............................................         40,000               520
                    Deere & Co. .........................................................         30,000               986
                                                                                                              --------------
                                                                                                                    16,227
                                                                                                              --------------
                    CONSUMER GOODS -- 16.6%
                    Automotive -- 0.6%
                    General Motors Corp. ................................................         20,000               970
                    Beverages & Tobacco -- 3.0%
                    PepsiCo, Inc. .......................................................         50,000             2,763
                    Seagrams Co., Ltd. ..................................................         50,000             1,825
                    Food & Household Products -- 1.4%
                    Archer-Daniels-Midland Co. ..........................................         50,000               862
                    Heinz (H.J.) Co. ....................................................         30,000               956
                    Ralston Purina Co. ..................................................          5,000               320
                    Health & Personal Care -- 10.2%
                    Abbott Laboratories..................................................         18,000               731
                    American Home Products Corp. ........................................         30,000             2,737
                    Bausch & Lomb, Inc. .................................................         20,000               723
                    Bristol-Myers Squibb Co. ............................................         45,000             3,611
                    Kimberly-Clark Corp. ................................................         10,000               769
                    Pfizer, Inc. ........................................................         54,000             3,132
                    Smithkline Beecham PLC ADR...........................................         40,000             2,130
                    Tambrands, Inc. .....................................................         20,000             1,042
                    Warner-Lambert Co. ..................................................         10,000               893
                    Recreation & Other Consumer Products -- 1.4%
                    American Greetings Corp., Class A....................................         10,000               273
                    Eastman Kodak Co. ...................................................         20,000             1,360
                    Stanley Works........................................................         10,000               506
                                                                                                              --------------
                                                                                                                    25,603
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    ENERGY -- 6.5%
                    Energy Sources -- 6.5%
                    Amoco Corp. .........................................................         15,000        $    1,016
                    Anadarko Petroleum Corp. ............................................         20,000               963
                    Atlantic Richfield Co. ..............................................          5,000               542
                    Chevron Corp. .......................................................         40,000             1,975
                    Kerr-McGee Corp. ....................................................         25,000             1,447
                    Phillips Petroleum Co. ..............................................         50,000             1,662
                    Royal Dutch Petroleum Co. ADR........................................          6,000               770
                    Texaco, Inc. ........................................................         10,000               740
                    Unocal Corp. ........................................................         30,000               806
                                                                                                              --------------
                                                                                                                     9,921
                                                                                                              --------------
                    FINANCE -- 14.9%
                    Banking -- 8.4%
                    BankAmerica Corp. ...................................................         10,000               636
                    Chase Manhattan Corp. ...............................................         10,000               609
                    Citicorp.............................................................         30,000             2,122
                    Comerica, Inc. ......................................................         15,000               561
                    CoreStates Financial Corp. ..........................................         20,000               775
                    First Fidelity Bancorp...............................................         17,000             1,247
                    First Interstate Bancorp.............................................         20,000             2,680
                    Fleet Financial Group, Inc. .........................................         25,000             1,044
                    KeyCorp..............................................................         15,000               553
                    NationsBank Corp. ...................................................         25,000             1,784
                    PNC Bank Corp. ......................................................         30,000               878
                    Insurance -- 6.5%
                    Allstate Corp. ......................................................         43,905             1,800
                    AMBAC, Inc. .........................................................         20,000               883
                    American General Corp. ..............................................         15,000               508
                    Cigna Corp. .........................................................         40,000             4,400
                    SAFECO Corp. ........................................................         33,000             2,343
                                                                                                              --------------
                                                                                                                    22,823
                                                                                                              --------------
                    MATERIALS -- 5.3%
                    Building Materials -- 0.5%
                    TRINOVA Corp. .......................................................         25,000               769
                    Chemicals -- 1.8%
                    Eastman Chemical Co. ................................................         15,000               984
                    Great Lakes Chemical Corp. ..........................................         10,000               711
                    Monsanto Co. ........................................................         10,000             1,145
                    Forest Products & Paper -- 2.4%
                    Georgia-Pacific Corp. ...............................................         10,000               778
                    Rayonier, Inc. ......................................................         25,500               975
                    Union Camp Corp. ....................................................         20,000               983
                    Weyerhaeuser Co. ....................................................         20,000               905
                    Metals & Minerals -- 0.6%
                    Aluminum Co. of America..............................................         16,000               936
                                                                                                              --------------
                                                                                                                     8,186
                                                                                                              --------------
                    MULTI-INDUSTRY -- 4.0%
                    Multi-Industry -- 4.0%
                    Minnesota Mining & Manufacturing Co. ................................         25,000             1,637
                    Tenneco, Inc. .......................................................         30,000             1,440
                    Textron, Inc. .......................................................         40,000             3,065
                                                                                                              --------------
                                                                                                                     6,142
                                                                                                              --------------

                                                           ---------------------

                                                                                                                  VALUE
                    COMMON STOCK (continued)                                                    SHARES        (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 10.4%
                    Business & Public Services -- 0.6%
                    H & R Block, Inc. ...................................................         20,000        $      890
                    Merchandising -- 5.6%
                    Gap, Inc. ...........................................................         10,000               453
                    Hancock Fabrics, Inc. ...............................................         50,000               481
                    May Department Stores Co. ...........................................         30,000             1,309
                    Penney (J.C.), Inc. .................................................         20,000               937
                    Sears Roebuck & Co. .................................................         25,000               984
                    Wal-Mart Stores, Inc. ...............................................        100,000             2,400
                    Walgreen Co. ........................................................         70,000             2,039
                    Telecommunications -- 1.2%
                    AT&T Corp. ..........................................................         10,000               660
                    Pacific Telesis Group................................................         40,000             1,200
                    Transportation: Rail & Road -- 3.0%
                    Conrail, Inc. .......................................................         25,000             1,747
                    Norfolk Southern Corp. ..............................................         20,000             1,575
                    Union Pacific Corp. .................................................         20,000             1,355
                                                                                                              --------------
                                                                                                                    16,030
                                                                                                              --------------
                    OTHER COMMON STOCK -- 1.1%...........................................                            1,663
                                                                                                              --------------
                    TOTAL COMMON STOCK (cost: $84,171)...................................                          106,595
                                                                                                              --------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                    BONDS & NOTES -- 20.2%                                                  (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE & NONCONVERTIBLES -- 14.1%
                    Automotive -- 0.8%
                    General Motors Corp. 8.80% 2021......................................     $    1,000             1,203
                    Broadcasting & Publishing -- 1.4%
                    TCI Communications, Inc. 8.75% 2015..................................            500               540
                    Tele-Communications, Inc. 9.25% 2023.................................            500               530
                    Time Warner, Inc. 9.13% 2013.........................................          1,000             1,106
                    Finance -- 3.1%
                    Ahmanson (H.F.) & Co. 9.88% 1999.....................................          1,000             1,129
                    Bankers Trust New York Corp. 8.25% 2005..............................            500               552
                    Capital One Bank 6.61% 1999..........................................          2,500             2,532
                    Saul (B.F.) Real Estate Investment Trust 11.63% 2002.................            500               505
                    Industrial -- 6.4%
                    Acme Metals, Inc. 12.50% 2002........................................            500               491
                    CenCall Communications Corp. zero coupon 2004(1).....................          1,000               538
                    Columbia Gas Systems, Inc. 7.05% 2007................................            500               508
                    Container Corp. of America 9.75% 2003................................          2,000             1,965
                    Inco Ltd. 9.60% 2022.................................................            400               452
                    Marvel Holdings, Inc. zero coupon 1998...............................            800               568
                    Oryx Energy Co. 9.50% 1999...........................................          1,500             1,606
                    Oryx Energy Co. 10.00% 1999..........................................            500               540
                    Parker + Parsley Petroleum Co. 8.25% 2007............................            500               533
                    Pohang Iron & Steel Ltd. 7.50% 2002..................................          2,500             2,640

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE & NONCONVERTIBLES (continued)
                    Transportation -- 2.4%
                    American Airlines 9.71% 2007.........................................     $    1,387        $    1,587
                    Delta Air Lines, Inc. 10.50% 2016....................................            500               616
                    Federal Express Corp. 7.53% 2006.....................................            944               986
                    Jet Equipment Trust 7.83% 2012#......................................            500               525
                                                                                                              --------------
                                                                                                                    21,652
                                                                                                              --------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 0.3%
                    Poland Republic 7.75% 2000#..........................................            500               508
                                                                                                              --------------
                    U.S. GOVERNMENT & AGENCIES -- 0.7%
                    Government National Mortgage Association 8.50% 2025..................            954               996
                                                                                                              --------------
                    UNITED STATES TREASURY -- 5.1%
                    10.38% Bonds 2009....................................................          1,000             1,307
                    10.38% Bonds 2012....................................................          4,000             5,456
                    8.75% Notes 1997.....................................................          1,000             1,059
                                                                                                              --------------
                                                                                                                     7,822
                                                                                                              --------------
                    TOTAL BONDS & NOTES (cost: $30,029)..................................                           30,978
                                                                                                              --------------
                    CONVERTIBLE BONDS -- 2.0%
                    --------------------------------------------------------------------------------------------------------
                    Broadcasting & Publishing -- 1.5%
                    Turner Broadcasting Systems, Inc. zero coupon 2007#..................          5,000             2,263
                                                                                                              --------------
                    Industrial -- 0.5%
                    Hanson America, Inc. 2.39% 2001#.....................................          1,000               824
                                                                                                              --------------
                    TOTAL CONVERTIBLE BONDS (cost: $2,940)...............................                            3,087
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $117,140).........................                          140,660
                                                                                                              --------------
                    SHORT-TERM SECURITIES -- 7.8%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.4%
                    Associates Corp. of North America 5.89% due 12/01/95.................          2,900             2,900
                    Bell Atlantic Financial Services 5.72% due 12/19/95..................          2,400             2,393
                    Ford Motor Credit Co. 5.72% due 12/11/95.............................          3,350             3,345
                    Motorola Credit Corp. 5.69% due 12/08/95.............................          1,200             1,199
                                                                                                              --------------
                    TOTAL CORPORATE SHORT-TERM NOTES.....................................                            9,837
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 1.4%
                    Federal National Mortgage Association Discount Note 5.67% due
                      12/14/95...........................................................          2,200             2,195
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $12,032)..........................                           12,032
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $129,172)                                               99.4%                         152,692
                    Other assets less liabilities --                                  0.6                              916
                                                                                   ------                     --------------
                    NET ASSETS --
                                                                                    100.0%                      $  153,608
                                                                                   ======                      =============

              -----------------------------

              #  Resale restricted to qualified institutional buyers

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              ADR - American Depositary Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                   BONDS & NOTES -- 89.8%                                                   (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    CAPITAL EQUIPMENT -- 3.9%
                    Aerospace & Military Technology -- 3.5%
                    Coltec Industries 9.75% 1999.........................................     $      500        $      512
                    Coltec Industries 9.75% 2000.........................................          4,500             4,624
                    Machinery & Engineering -- 0.4%
                    Exide Corp. 10.00% 2005..............................................            500               538
                                                                                                              --------------
                                                                                                                     5,674
                                                                                                              --------------
                    CONSUMER GOODS -- 2.0%
                    Food & Household Products -- 2.0%
                    Dr. Pepper/Seven Up Cos., Inc. 10.25% 2000...........................          2,750             2,901
                                                                                                              --------------
                    ENERGY -- 11.2%
                    Energy Sources -- 8.1%
                    Dual Drilling Co. 9.88% 2004.........................................          2,000             1,900
                    Flores & Rucks, Inc. 13.50% 2004.....................................          2,500             2,825
                    Global Marine, Inc. 12.75% 1999......................................          2,000             2,210
                    TransTexas Gas Corp. 11.50% 2002.....................................          2,000             2,065
                    Triton Energy Corp. zero coupon 2000(1)..............................          1,500             1,391
                    Tuboscope Vetco International, Inc. 10.75% 2003......................          1,500             1,478
                    Utilities: Electric, Gas & Water -- 3.1%
                    California Energy, Inc. zero coupon 2004(1)..........................          4,000             3,680
                    Midland Cogeneration, Series C-91 10.33% 2002........................            402               418
                    Midland Cogeneration, Series C-94 10.33% 2002........................            433               452
                                                                                                              --------------
                                                                                                                    16,419
                                                                                                              --------------
                    FINANCE -- 1.1%
                    Financial Services -- 1.1%
                    Indah Kiat International Finance Co. BV 11.88% 2002..................          1,000             1,010
                    Tjiwi Kimia International Finance BV 13.25% 2001.....................            500               536
                                                                                                              --------------
                                                                                                                     1,546
                                                                                                              --------------
                    INDUSTRIAL & COMMERCIAL -- 3.2%
                    Industrial -- 3.2%
                    Magnetek, Inc. 10.75% 1998...........................................          2,500             2,600
                    Stater Brothers Holdings, Inc. 11.00% 2001...........................          2,000             2,020
                                                                                                              --------------
                                                                                                                     4,620
                                                                                                              --------------
                    MATERIALS -- 14.9%
                    Forest Products & Paper -- 11.1%
                    Container Corp. of America 9.75% 2003................................          5,250             5,158
                    Fort Howard Corp. 8.25% 2002.........................................            500               485
                    Fort Howard Corp. 9.25% 2001.........................................          3,500             3,553
                    P T Indah Kiat Pulp & Paper 8.88% 2000#..............................          1,500             1,395
                    Pacific Lumber Co. 10.50% 2003.......................................          1,000               940
                    Riverwood International Corp. 10.75% 2000............................          3,000             3,210
                    Riverwood International Corp. 11.25% 2002............................            500               536
                    Triangle Pacific Corp. 10.50% 2003...................................          1,000             1,040

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                              (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    MATERIALS (continued)
                    Metals & Minerals -- 3.8%
                    A.K. Steel Corp. 10.75% 2004.........................................     $    2,000        $    2,210
                    Acme Metals, Inc. zero coupon 2004(1)................................          1,750             1,365
                    Kaiser Aluminum & Chemical Corp. 12.75% 2003.........................          1,250             1,369
                    Ucar Global Enterprises, Inc. 12.00% 2005............................            535               607
                                                                                                              --------------
                                                                                                                    21,868
                                                                                                              --------------
                    NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                    Federative Republic of Brazil 6.88% 1996(2)..........................            500               270
                    Republic of Argentina 6.81% 1996(2)..................................          2,500             1,631
                    Republic of Poland 3.75% 1996(2).....................................            500               323
                    United Mexican States 6.25% 2019.....................................          1,000               615
                                                                                                              --------------
                                                                                                                     2,839
                                                                                                              --------------
                    SERVICES -- 51.6%
                    Advertising -- 1.5%
                    Neodata Services, Inc. zero coupon 2003(1)...........................          2,500             2,237
                    Broadcasting & Publishing -- 21.5%
                    American Media Operations, Inc. 11.63% 2004..........................          1,250             1,269
                    Bell Cablemedia PLC zero coupon 2004(1)..............................          5,500             3,767
                    CenCall Communications Corp. zero coupon 2004(1).....................          1,000               537
                    Centennial Cellular Corp. 8.88% 2001.................................          3,000             2,932
                    Century Communications Corp. 9.50% 2000..............................          2,500             2,563
                    Comcast UK Cable Partners Ltd. zero coupon 2007(1)...................          1,500               855
                    Continental Cablevision, Inc. 8.63% 2003.............................          1,775             1,833
                    Continental Cablevision, Inc. 8.88% 2005.............................          1,000             1,040
                    Continental Cablevision, Inc. 10.63% 2002............................          3,000             3,195
                    Heartland Wireless Communication, Inc. 13.00% 2003#..................            500               567
                    Infinity Broadcasting Corp. 10.38% 2002..............................          2,250             2,407
                    Mobilemedia Commerce zero coupon 2003(1).............................          2,500             1,900
                    Nextel Communications, Inc. zero coupon 2003(1)......................          2,500             1,506
                    Nextel Communications, Inc. zero coupon 2004(1)......................          1,500               776
                    PanAmSat L.P. 9.75% 2000.............................................          1,480             1,554
                    Univision Television Group, Inc. 11.75% 2001.........................            500               543
                    Videotron Holdings PLC zero coupon 2004(1)...........................          5,500             3,699
                    Young Broadcasting, Inc. 10.13% 2005.................................            500               528
                    Business & Public Services -- 1.0%
                    Protection One Alarm Monitoring Corp. zero coupon 2005(1)*...........          1,000               800
                    Regency Health Services, Inc. 9.88% 2002.............................            750               737
                    Food Retail -- 5.6%
                    Allied Supermarkets, Inc. 6.63% 1998.................................          1,500             1,470
                    Foodmaker, Inc. 9.25% 1999...........................................          2,400             2,280
                    Foodmaker, Inc. 9.75% 2002...........................................          1,355             1,219
                    Marvel Holdings, Inc. zero coupon 1998...............................          2,250             1,598
                    Safeway Store Holdings, Inc. 10.00% 2002.............................            500               580
                    Star Market Co, Inc. 13.00% 2004.....................................          1,000             1,020

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                              (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    SERVICES (continued)
                    Leisure & Tourism -- 3.0%
                    Four Seasons Hotels, Inc. 9.13% 2000#................................     $    1,000        $      991
                    Harrah's Jazz Co. 14.25% 2001........................................            500               140
                    Kloster Cruise Ltd. 13.00% 2003......................................          1,500             1,245
                    Plitt Theatres, Inc. 10.88% 2004.....................................          1,750             1,584
                    Station Casinos, Inc. 9.63% 2003.....................................            500               485
                    Merchandising -- 4.2%
                    AnnTaylor, Inc. 8.75% 2000...........................................            500               423
                    Barnes & Noble, Inc. 11.88% 2003.....................................          1,750             1,951
                    Thrifty PayLess Holdings, Inc. 11.75% 2003...........................          1,000             1,078
                    Thrifty PayLess Holdings, Inc. 12.25% 2004...........................          2,500             2,669
                    Telecommunications -- 14.1%
                    Cellular Communications International, Inc. zero coupon 2000.........          2,250             1,297
                    Comunicacion Celular S A zero coupon 2003#(1)........................          1,000               553
                    Dial Callable Communications, Inc. zero coupon 2004(1)...............          2,000             1,090
                    Horizon Cellular Telephone L.P. zero coupon 2000(1)..................            500               430
                    International CableTel, Inc. zero coupon 2005(1).....................            750               457
                    MFS Communication zero coupon 2004(1)................................          7,000             5,416
                    Paging Network, Inc. 11.75% 2002.....................................          2,200             2,425
                    Pricecellular Wireless Corp. zero coupon 2003(1).....................          1,000               758
                    Pronet, Inc. 11.88% 2005.............................................            500               540
                    Rogers Cantel Mobile Communications, Inc. 10.75% 2001................          6,318             6,650
                    Rogers Cantel Mobile Communications, Inc. 11.13% 2002................          1,000             1,065
                    Transportation -- 0.7%
                    Viking Star Shipping, Inc. 9.63% 2003................................          1,000             1,028
                                                                                                              --------------
                                                                                                                    75,687
                                                                                                              --------------
                    TOTAL BONDS & NOTES (cost: $129,981).................................                          131,554
                                                                                                              --------------
                    WARRANTS -- 0.0%+                                                           SHARES
                    --------------------------------------------------------------------------------------------------------
                    SERVICES -- 0.0%
                    Business & Public Services -- 0.0%
                    Protection One Alarm Monitoring Corp.#*..............................          3,200                18
                    Telecommunications -- 0.0%
                    Dial Page, Inc.......................................................          2,000                 0
                                                                                                              --------------
                    TOTAL WARRANTS (cost: $14)...........................................                               18
                                                                                                              --------------
                                                                                              PRINCIPAL
                                                                                                AMOUNT
                    U.S. GOVERNMENT AND AGENCIES -- 2.0%                                   (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    UNITED STATES TREASURY -- 2.0%
                    5.13% Note 1998 (cost: $2,808).......................................     $    3,000             2,974
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $132,803).........................                          134,546
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 6.2%                                           (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 6.2%
                    Associates Corp. of North America 5.89% due 12/01/95.................     $    4,100        $    4,100
                    Wal Mart Stores, Inc. 5.70% due 12/06/95.............................          5,000             4,996
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $9,096)...........................                            9,096
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $141,899)                                               98.0%                         143,642
                    Other assets less liabilities --                                  2.0                            2,948
                                                                                   ------                     --------------
                    NET ASSETS --                                                   100.0%                      $  146,590
                                                                                   ======                     =============

              -----------------------------

              +   Non-income producing securities

              #  Resale restricted to qualified institutional buyers

              *   Fair value determined by Trustees

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at later date

              (2) Variable rate security -- the rate reflected is as of November
                  30, 1995, maturity date reflects next reset date.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES -- 95.8%                                                  (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    ASSET-BACKED SECURITIES -- 8.1%
                    Green Tree Financial Corp. 6.80% 2027................................     $    1,000        $    1,004
                    MBNA Master Credit Card Trust 7.75% 1998.............................          5,000             5,075
                    Standard Credit Card Master Trust 8.88% 1999 -- Series 1991
                      Participation Certificates.........................................          4,500             4,823
                                                                                                              --------------
                                                                                                                    10,902
                                                                                                              --------------
                    DEVELOPMENTAL AUTHORITIES -- 6.9%
                    International American Development Bank 9.50% 1997...................          2,900             3,092
                    International Bank for Reconstruction & Development 7.90% 1998.......          3,000             3,148
                    International Bank for Reconstruction & Development 9.76% 1998.......          1,500             1,639
                    International Bank for Reconstruction & Development 14.90% 1997......          1,200             1,355
                                                                                                              --------------
                                                                                                                     9,234
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 27.7%++
                    Federal Home Loan Mortgage Corp. 6.50% 2009*.........................          2,000             1,935
                    Federal Home Loan Mortgage Corp. 9.00% 2021-2022.....................          1,573             1,657
                    Federal Home Loan Mortgage Corp. 9.50% 2016..........................          1,107             1,176
                    Federal Home Loan Mortgage Corp. 11.88% 2013*........................             21                22
                    Federal Home Loan Mortgage Corp. 12.50% 2013*........................            187               205
                    Federal National Mortgage Association zero coupon 2001 STRIPS(1).....          5,000             4,731
                    Federal National Mortgage Association 7.50% 2009.....................          1,884             1,928
                    Federal National Mortgage Association zero coupon 2001 STRIPS(1).....          5,000             4,701
                    Federal National Mortgage Association 7.70% 2004.....................          1,645             1,739
                    Federal National Mortgage Association 8.50% 2023.....................          2,367             2,474
                    Government National Mortgage Association 7.50% 2023..................          1,499             1,530
                    Government National Mortgage Association 8.00% 2017..................          2,287             2,387
                    Government National Mortgage Association 8.50% 2016-2025.............          4,506             4,708
                    Government National Mortgage Association 9.00% 2016-2017.............            927               984
                    Government National Mortgage Association 9.50% 2009-2017.............          6,091             6,630
                    Government National Mortgage Association 10.00% 2016.................             52                57
                    Government National Mortgage Association 10.50% 2016-2019............            388               432
                    Government National Mortgage Association 11.00% 2019.................             90               101
                    Government National Mortgage Association 11.50% 2010-2015............             20                23
                                                                                                              --------------
                                                                                                                    37,420
                                                                                                              --------------
                    INDUSTRIALS -- 0.6%
                    De Bartolo Capital Corp. Euronotes 8.00% 1996........................            850               862
                                                                                                              --------------
                    MISCELLANEOUS -- 2.9%
                    Columbia University Trustees NY 8.62% 2001...........................          1,500             1,674
                    Columbia University Trustees NY 8.65% 2003...........................          2,000             2,283
                                                                                                              --------------
                                                                                                                     3,957
                                                                                                              --------------
                    MORTGAGE-RELATED SECURITIES -- 6.1%
                    CMC Securities Corp. 6.50% 2008......................................          2,801             2,695
                    Merrill Lynch Mortgage Investors, Inc. 6.85% 2015*...................            500               506
                    Morgan (J.P.) Commercial Mortgage Finance Corp. 7.35% 2010*..........          1,000             1,059
                    Prudential Home Mortgage Corp. 7.50% 2022............................          4,000             4,012
                                                                                                              --------------
                                                                                                                     8,272
                                                                                                              --------------

                                                           ---------------------

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    BONDS & NOTES (continued)                                               (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------

                    NON-U.S. GOVERNMENT OBLIGATIONS -- 2.5%
                    Ontario Province Canada 15.25% 2012..................................     $    1,000        $    1,207
                    Ontario Province Canada 15.75% 2012..................................          1,800             2,111
                                                                                                              --------------
                                                                                                                     3,318
                                                                                                              --------------
                    UNITED STATES TREASURY -- 41.0%
                    8.75% Bonds 2008.....................................................          2,000             2,355
                    8.88% Bonds 2017.....................................................         13,700            17,949
                    10.38% Bonds 2009....................................................          4,500             5,882
                    10.38% Bonds 2012....................................................         10,500            14,323
                    10.75% Bonds 2003....................................................          3,750             4,880
                    11.25% Bonds 2015....................................................            500               785
                    12.00% Bonds 2013....................................................          6,000             9,118
                                                                                                              --------------
                                                                                                                    55,292
                                                                                                              --------------
                    TOTAL INVESTMENT SECURITIES (cost: $124,971).........................                          129,257
                                                                                                              --------------
                    SHORT-TERM SECURITIES -- 0.7%
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 0.7%
                    Associates Corp. of North America 5.89% due 12/01/95 (cost: $906)....            906               906
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $125,877)                                               96.5%                           130,163
                    Other assets less liabilities --                                  3.5                              4,775
                                                                                   ------                     --------------
                    NET ASSETS --                                                  100.0%                         $  134,938
                                                                                   ------                     ==============

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair value determined by Trustees

              (1) Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- NOVEMBER 30, 1995

                                                                                              PRINCIPAL
                                                                                                AMOUNT            VALUE
                    SHORT-TERM SECURITIES -- 101.7%                                         (IN THOUSANDS)    (IN THOUSANDS)
                    --------------------------------------------------------------------------------------------------------
                    CORPORATE SHORT-TERM NOTES -- 84.9%
                    Albertson's, Inc. 5.72% due 1/05/96..................................     $    1,000        $      994
                    Ameritech Corp. 5.69% due 12/07/95...................................          2,000             1,998
                    Anheuser - Busch Cos., Inc. 5.67% due 12/04/95.......................          2,700             2,699
                    Beneficial Corp. 5.70% due 12/07/95..................................          3,300             3,297
                    CIT Group Holdings, Inc. 5.70% due 12/14/95..........................          4,000             3,992
                    Coca-Cola Co. 5.66% due 12/15/95.....................................          3,500             3,492
                    Commercial Credit Co. 5.72% due 12/21/95.............................          4,400             4,386
                    Deere (John) Capital Corp. 5.70% due 1/11/96.........................          4,000             3,974
                    du Pont (E.I.) de Nemours & Co. 5.67% due 12/05/95...................          3,200             3,198
                    Emerson Electric Co. 5.65% due 12/12/95..............................          4,000             3,993
                    Ford Motor Credit Co. 5.73% due 1/02/96..............................          3,200             3,184
                    General Electric Capital Corp. 5.71% due 1/17/96.....................          3,100             3,077
                    Kimberly-Clark Corp. 5.68% due 12/22/95..............................          4,000             3,987
                    McDonald's Corp. 5.69% due 12/11/95..................................          2,800             2,796
                    Motorola, Inc. 5.69% due 12/05/95....................................          4,000             3,998
                    Nordstrom Credit, Inc. 5.69% due 12/11/95............................          4,200             4,193
                    Paccar Financial Corp. 5.71% due 12/08/95............................          4,100             4,095
                    Penney (J.C.) Funding Corp. 5.70% due 12/06/95.......................          3,000             2,998
                    PepsiCo, Inc. 5.68% due 12/08/95.....................................          4,500             4,495
                    Raytheon Co. 5.70% due 12/04/95......................................          1,900             1,899
                    Sara Lee Corp. 5.68% due 12/06/95....................................          2,300             2,298
                    Sara Lee Corp. 5.68% due 12/29/95....................................          1,000               996
                    Shell Oil Co. 5.69% due 12/13/95.....................................          4,000             3,992
                    Southwestern Bell Telephone Co. 5.68% due 12/04/95...................          2,400             2,399
                    Toys R Us, Inc. 5.70% due 12/01/95...................................          1,800             1,800
                    Weyerhaeuser Co. 5.72% due 1/02/96...................................          3,500             3,482
                    Xerox Corp. 5.67% due 1/08/96........................................          4,000             3,976
                                                                                                              --------------
                    TOTAL CORPORATE SHORT-TERM NOTES (cost: $85,688).....................                           85,688
                                                                                                              --------------
                    FEDERAL AGENCY OBLIGATIONS -- 16.8%
                    Federal Farm Credit Bank Discount Note 5.65% due 12/18/95............          2,300             2,294
                    Federal Home Loan Bank Consolidated Discount Note 5.66%
                      due 12/19/95.......................................................          3,100             3,091
                    Federal Home Loan Bank Consolidated Discount Note 5.68%
                      due 12/26/95.......................................................          3,300             3,287
                    Federal Home Loan Mortgage Discount Note 5.68% due 12/20/95..........          3,700             3,689
                    Federal Home Loan Mortgage Discount Note 5.70% due 12/26/95..........          3,200             3,187
                    Federal National Mortgage Association Discount Note 5.65%
                      due 12/28/95.......................................................          1,400             1,394
                                                                                                              --------------
                    TOTAL FEDERAL AGENCY OBLIGATIONS (cost: $16,942).....................                           16,942
                                                                                                              --------------
                    TOTAL SHORT-TERM SECURITIES (cost: $102,630).........................                          102,630
                                                                                                              --------------
                    TOTAL INVESTMENTS --
                      (cost: $102,630)                                              101.7%                         102,630
                    Liabilities in excess of other assets --                         (1.7)                          (1,758)
                                                                                   ------                     --------------
                    NET ASSETS --                                                   100.0%                      $  100,872
                                                                                   ------                     ==============

                      See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FOR THE YEAR ENDED NOVEMBER 30, 1995

   (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                               ASSET          HIGH-YIELD
                                              GROWTH       INTERNATIONAL GROWTH-INCOME      ALLOCATION           BOND
                                              SERIES        SERIES          SERIES            SERIES            SERIES
    ----------------------------------------------------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*........  $779,941      $209,049        $ 796,802         $ 140,660         $ 134,546
    Short-term securities*.................   112,120        17,887           79,019            12,032             9,096
    Money market accounts..................        90           121              113               108               166
    Cash...................................     1,974            22              348                21               815
    Foreign cash...........................        --           196               --                --                --
    Receivables for--
      Sales of investments.................     6,299           172            4,203               551               381
      Dividends and accrued interest.......       323           832            2,223               888             2,598
      Fund shares sold.....................       438         1,880              363                54                87
      Foreign currency contracts...........        --           255               --                --                --
    Prepaid expenses.......................         2             1                3                --                 1
                                             -----------------------------------------------------------------------------
                                              901,187       230,415          883,074           154,314           147,690
                                             -----------------------------------------------------------------------------
    LIABILITIES:
    Payables for--
      Purchases of investments.............     2,823         1,579               83               500               496
      Fund shares redeemed.................       562           116              331                99               500
      Advisory fees........................       218           110              214                39                37
      Management fees......................       146            44              142                26                25
      Foreign currency contracts...........        --           255               --                --                --
    Other accrued expenses.................       163           175              161                42                42
    Unrealized depreciation of foreign
      currency contracts...................        --             2               --                --                --
                                             -----------------------------------------------------------------------------
                                                3,912         2,281              931               706             1,100
                                             -----------------------------------------------------------------------------
    NET ASSETS:............................  $897,275      $228,134        $ 882,143         $ 153,608         $ 146,590
                                             =============================================================================
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................    20,627        16,407           27,885            10,057            10,773
    Net asset value per share..............  $  43.50      $  13.90        $   31.64         $   15.27         $   13.61
                                             =============================================================================
    COMPOSITION OF NET ASSETS:
    Capital paid in........................  $469,053      $180,960        $ 572,505         $ 113,168         $ 134,418
    Accumulated undistributed net
      investment income....................     5,493         7,246           20,687             5,977            13,964
    Accumulated undistributed net realized
      gain (loss) on investments, futures
      contracts and options contracts......   120,611         4,971           55,709            10,943            (3,535)
    Unrealized appreciation on
      investments..........................   302,118        34,957          233,242            23,520             1,743
                                             -----------------------------------------------------------------------------
        Net Assets.........................  $897,275      $228,134        $ 882,143         $ 153,608         $ 146,590
                                             =============================================================================

                                                 U.S.
                                              GOVERNMENT
                                               AAA-RATED           CASH
                                              SECURITIES        MANAGEMENT
                                                SERIES            SERIES
    ------------------------------------------------------------------------
    ASSETS:
    Investment securities at value*........    $ 129,257         $      --
    Short-term securities*.................          906           102,630
    Money market accounts..................          100                84
    Cash...................................            1                 1
    Foreign cash...........................           --                --
    Receivables for--
      Sales of investments.................        3,377                --
      Dividends and accrued interest.......        1,459                --
      Fund shares sold.....................           14               454
      Foreign currency contracts...........           --                --
    Prepaid expenses.......................           --                 1
                                              ----------------------------
                                                 135,114           103,170
                                              ----------------------------
    LIABILITIES:
    Payables for--
      Purchases of investments.............           --                --
      Fund shares redeemed.................           77             2,209
      Advisory fees........................           35                32
      Management fees......................           23                21
      Foreign currency contracts...........           --                --
    Other accrued expenses.................           41                36
    Unrealized depreciation of foreign
      currency contracts...................           --                --
                                              ----------------------------
                                                     176             2,298
                                              ----------------------------
    NET ASSETS:............................    $ 134,938         $ 100,872
                                              ============================
    Shares of beneficial interest
      outstanding (unlimited shares
      authorized)..........................       11,262             8,662
    Net asset value per share..............    $   11.98         $   11.65
                                              ============================
    COMPOSITION OF NET ASSETS:
    Capital paid in........................    $ 121,310         $  93,359
    Accumulated undistributed net
      investment income....................       11,152             7,513
    Accumulated undistributed net realized
      gain (loss) on investments, futures
      contracts and options contracts......       (1,810)               --
    Unrealized appreciation on
      investments..........................        4,286                --
                                              ----------------------------
        Net Assets.........................    $ 134,938         $ 100,872
                                              ============================

---------------

    *  Cost
       Investment Securities...............  $477,823      $174,092      $   563,560       $    117,140      $    132,803
                                             ===================================================================================
       Short-term Securities...............  $112,120      $ 17,887        $  79,019         $  12,032         $   9,096
                                             ===================================================================================

    *  Cost
       Investment Securities...............  $    124,971      $         --
                                             ------------------------------
       Short-term Securities...............    $     906          $ 102,630
                                             ==============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................  $   4,980       $  5,326      $  20,582       $  3,073       $     --       $     --
      Interest.............................      4,897          1,767          4,651          3,762         14,669         11,625
                                             -------------------------------------------------------------------------------------
             Total income..................      9,877          7,093         25,233          6,835         14,669         11,625
                                             -------------------------------------------------------------------------------------
    Expenses:
      Advisory fees........................      2,484          1,419          2,478            461            447            449
      Management fees......................      1,656            567          1,652            307            298            300
      Custodian fees.......................        265            461            267             78             75             75
      Auditing and legal fees..............         78             25             73             16             16             15
      Reports to investors.................         30              6             28              5              5              5
      Trustees' fees.......................         17              5             17              3              3              3
      Other expenses.......................         23              6             25              5              4              5
                                             -------------------------------------------------------------------------------------
             Total expenses................      4,553          2,489          4,540            875            848            852
                                             -------------------------------------------------------------------------------------
      Net investment income................      5,324          4,604         20,693          5,960         13,821         10,773
                                             -------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................    120,927          7,678         55,815         11,006         (2,317)        (1,413)
    Net realized foreign exchange gain on
      other assets and liabilities.........        174             (2)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    134,125         12,035        160,433         22,856         13,271         11,975
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --             (9)            --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net realized and unrealized gain on
      investments, foreign currency and
      other assets and liabilities.........    255,226         19,702        216,248         33,862         10,954         10,562
                                             -------------------------------------------------------------------------------------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................  $ 260,550       $ 24,306      $ 236,941       $ 39,822       $ 24,775       $ 21,335
                                               ===================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             -----------
    NET INVESTMENT INCOME:
    Income:
      Dividends*...........................   $     --
      Interest.............................      8,338
                                              --------
             Total income..................      8,338
                                              --------
    Expenses:
      Advisory fees........................        442
      Management fees......................        295
      Custodian fees.......................         57
      Auditing and legal fees..............         16
      Reports to investors.................          3
      Trustees' fees.......................          3
      Other expenses.......................          6
                                              --------
             Total expenses................        822
                                              --------
      Net investment income................      7,516
                                              --------

    REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on
      investments..........................          1
    Net realized foreign exchange gain on
      other assets and liabilities.........         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --
                                              --------
    Net realized and unrealized gain on
      investments, foreign currency and
      other assets and liabilities.........          1
                                              --------
    NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS......................   $  7,517
                                              ========


---------------

    * Net of foreign withholding taxes of $28; $861; $121 and $8 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1995

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   5,324      $   4,604      $  20,693      $   5,960      $  13,821      $  10,773
    Net realized gain (loss) on
      investments..........................    120,927          7,678         55,815         11,006         (2,317)        (1,413)
    Net realized foreign exchange gain on
      other assets and liabilities.........        174             (2)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    134,125         12,035        160,433         22,856         13,271         11,975
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --             (9)            --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations......................    260,550         24,306        236,941         39,822         24,775         21,335
                                             -------------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (4,130)        (4,020)       (20,910)        (7,070)       (15,715)       (14,600)
    Distributions from net realized gains
      on investments.......................    (53,955)        (8,900)       (61,645)        (3,970)        (1,315)          (730)
                                             -------------------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................    (58,085)       (12,920)       (82,555)       (11,040)       (17,030)       (15,330)
                                             -------------------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    264,548         86,003         84,337         15,947         66,944         33,236
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................     58,085         12,920         82,555         11,040         17,030         15,330
    Cost of shares repurchased.............   (340,425)      (141,673)      (205,106)       (44,839)       (72,596)       (69,001)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (17,792)       (42,750)       (38,214)       (17,852)        11,378        (20,435)
                                             -------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    184,673        (31,364)       116,172         10,930         19,123        (14,430)
    NET ASSETS:
    Beginning of period....................    712,602        259,498        765,971        142,678        127,467        149,368
                                             -------------------------------------------------------------------------------------
    End of period..........................  $ 897,275      $ 228,134      $ 882,143      $ 153,608      $ 146,590      $ 134,938
                                               ===================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             ----------
    OPERATIONS:
    Net investment income..................  $   7,516
    Net realized gain (loss) on
      investments..........................          1
    Net realized foreign exchange gain on
      other assets and liabilities.........         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities..........................         --
                                             ---------
    Net increase in net assets resulting
      from operations......................      7,517
                                             ---------
    DIVIDENDS AND DISTRIBUTIONS
      PAID TO SHAREHOLDERS:
    Dividends from net investment income...     (6,355)
    Distributions from net realized gains
      on investments.......................         (1)
                                             ---------
    Total dividends and distributions paid
      to shareholders......................     (6,356)
                                             ---------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    320,102
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      6,356
    Cost of shares repurchased.............   (413,143)
                                             ---------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................    (86,685)
                                             ---------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (85,524)
    NET ASSETS:
    Beginning of period....................    186,396
                                             ---------
    End of period..........................  $ 100,872
                                             =========

---------------

    Undistributed net investment income....  $   5,493      $   7,246      $  20,687      $   5,977      $  13,964      $  11,152
                                               ===================================================================================
    Shares issued and repurchased:
      Sold.................................      6,919          6,506          2,970          1,155          5,131          2,849
      Issued in reinvestment of dividends
        and distributions..................      1,644          1,073          3,211            864          1,415          1,406
      Repurchased..........................     (8,845)       (10,739)        (7,247)        (3,268)        (5,539)        (5,944)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease)................       (282)        (3,160)        (1,066)        (1,249)         1,007         (1,689)
                                               ===================================================================================

    Undistributed net investment income....  $   7,513
                                             =========
    Shares issued and repurchased:
      Sold.................................     27,835
      Issued in reinvestment of dividends
        and distributions..................        566
      Repurchased..........................    (35,988)
                                             ---------
    Net increase (decrease)................     (7,587)
                                             =========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED NOVEMBER 30, 1994

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                           U.S.
                                                                                                                        GOVERNMENT/
                                                                                            ASSET        HIGH-YIELD     AAA-RATED
                                               GROWTH       INTERNATIONAL  GROWTH-INCOME  ALLOCATION        BOND        SECURITIES
                                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
    ------------------------------------------------------------------------------------------------------------------------------
    OPERATIONS:
    Net investment income..................  $   4,125      $   4,121      $  20,905      $   7,058      $  13,997      $  13,948
    Net realized gain on investments.......     53,538          8,885         62,736          3,965          1,530          1,272
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................          1           (122)            --             --             --             --
    Change in unrealized appreciation/
      depreciation of investments..........    (34,726)         1,677        (66,898)       (12,165)       (22,236)       (23,321)
    Change in unrealized foreign exchange
      gain/loss on other assets and
      liabilities..........................         --             20             --             --             --             --
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from operations............     22,938         14,581         16,743         (1,142)        (6,709)        (8,101)
                                             -------------------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS PAID TO
      SHAREHOLDERS:
    Dividends from net investment income...     (5,158)        (2,114)       (22,182)        (7,396)       (15,525)       (17,308)
    Distributions from net realized gain on
      investments..........................    (55,961)        (4,015)       (45,504)        (3,647)        (5,104)        (2,648)
                                             -------------------------------------------------------------------------------------
    Total dividends and distributions paid
      to shareholders......................    (61,119)        (6,129)       (67,686)       (11,043)       (20,629)       (19,956)
                                             -------------------------------------------------------------------------------------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    321,883        186,172         70,827         17,351         65,501         35,571
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................     61,119          6,129         67,686         11,043         20,629         19,956
    Cost of shares repurchased.............   (367,619)      (133,417)      (184,315)       (40,086)      (121,840)      (106,671)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................     15,383         58,884        (45,802)       (11,692)       (35,710)       (51,144)
                                             -------------------------------------------------------------------------------------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................    (22,798)        67,336        (96,745)       (23,877)       (63,048)       (79,201)
    NET ASSETS:
    Beginning of year......................    735,400        192,162        862,716        166,555        190,515        228,569
                                             -------------------------------------------------------------------------------------
    End of year............................  $ 712,602      $ 259,498      $ 765,971      $ 142,678      $ 127,467      $ 149,368
                                             =====================================================================================


                                                CASH
                                             MANAGEMENT
                                               SERIES
                                             ----------
    OPERATIONS:
    Net investment income..................  $   6,352
    Net realized gain on investments.......         --
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities..........................         --
    Change in unrealized appreciation/
      depreciation of investments..........         --
    Change in unrealized foreign exchange
      gain/loss on other assets and
      liabilities..........................         --
                                             ---------
    Net increase (decrease) in net assets
      resulting from operations............      6,352
                                             ---------
    DIVIDENDS AND DISTRIBUTIONS PAID TO
      SHAREHOLDERS:
    Dividends from net investment income...     (4,276)
    Distributions from net realized gain on
      investments..........................         (1)
                                             ---------
    Total dividends and distributions paid
      to shareholders......................     (4,277)
                                             ---------
    CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold..............    452,279
    Proceeds from shares issued for
      reinvestment of dividends and
      distributions........................      4,277
    Cost of shares repurchased.............   (464,619)
                                             ---------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................     (8,063)
                                             ---------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS...............................     (5,988)
    NET ASSETS:
    Beginning of year......................    192,384
                                             ---------
    End of year............................  $ 186,396
                                             =========

---------------

    Undistributed net investment income....  $   4,125      $   4,015      $  20,904      $   7,061      $  15,708      $  14,593
                                             ====================================================================================
    Shares issued and repurchased:
      Sold.................................      9,225         13,759          2,592          1,316          4,635          2,832
      Issued in reinvestment of dividends
        and distributions..................      1,770            465          2,579            870          1,506          1,689
      Repurchased..........................    (10,651)        (9,939)        (6,775)        (3,075)        (8,535)        (8,703)
                                             -------------------------------------------------------------------------------------
    Net increase (decrease)................        344          4,285         (1,604)          (889)        (2,394)        (4,182)
                                             =====================================================================================

    Undistributed net investment income....  $   6,351
    Shares issued and repurchased:
      Sold.................................     39,918
      Issued in reinvestment of dividends
        and distributions..................        383
      Repurchased..........................    (40,923)
                                             ---------
    Net increase (decrease)................       (622)
                                             =========

    See Notes to Financial Statements

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is an entity of the type commonly known as a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

  In the opinion of management of the Fund, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Funds at November 30, 1995, and the results of its operations, the changes in its net assets and financial highlights for the periods then ended.

2. SIGNIFICANT ACCOUNTING POLICIES: Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, and other long-term debt securities are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and ask prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at published rates on the following basis:

  (i) market value of investment securities, other assets and liabilities -- at the prevailing rate of exchange at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions.

  Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

                                                           ---------------------

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost.

  Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon relative net assets. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date.

STATEMENT OF POSITION 93-2: In accordance with the requirements of Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, permanent book-tax differences relating to shareholder distributions have been reclassified to paid-in-capital. Accordingly, the amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Net investment income/loss, net realized gain/loss, and net assets were not affected by this change.

  For the year ended November 30, 1995, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows, (dollars in thousands):

                                                                                    ACCUMULATED       ACCUMULATED
                                                                                   UNDISTRIBUTED     UNDISTRIBUTED       PAID
                                                                                   NET REALIZED      NET INVESTMENT       IN
                                                                                     GAIN/LOSS        INCOME/LOSS       CAPITAL
                                                                                   --------------------------------------------
    Growth Series..............................................................       $  (434)           $  174          $  260
    International Series.......................................................        (2,648)            2,647               1
    Growth-Income Series.......................................................           172                --            (172)
    Asset Allocation Series....................................................           (26)               26              --
    High-Yield Bond Series.....................................................          (150)              150              --
    U.S. Government/AAA-Rated Securities Series................................          (387)              386               1
    Cash Management Series.....................................................            (1)                1              --

3. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  Capital losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. Accordingly, U.S. Government/AAA-Rated Securities Series, High-Yield Bond Series and Cash Management Series incurred and will elect to defer net capital losses of $317,498, $1,130,613 and $172 to the taxable year ended November 30, 1996. To the extent these losses are used to offset future gains, it is probable that the gains so offset will not be distributed.

  At November 30, 1995 U.S. Government/AAA-Rated Securities Series and High Yield Bond Series had net capital loss carryforwards of $1,491,040 and $2,405,184 which are available to the extent provided in regulations to offset future capital gains and will expire in 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

                                                           ---------------------

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities, including short-term securities at November 30, 1995 were as follows (dollars in thousands):

                                                                                                    UNREALIZED
                                                                          AGGREGATE    AGGREGATE      GAIN
                                                                          UNREALIZED   UNREALIZED    (LOSS)      COST OF
                                                                            GAIN        (LOSS)        NET        INVESTMENTS
                                                                         ---------------------------------------------------
    Growth Series......................................................   $321,568     $(19,450)    $302,118     $589,196
    International Series...............................................     47,129      (12,173)      34,956      191,980
    Growth-Income Series...............................................    244,006      (11,387)     232,619      643,202
    Asset Allocation Series............................................     24,193         (673)      23,520      129,172
    High-Yield Bond Series.............................................      4,272       (2,528)       1,744      141,898
    U.S. Government/AAA-Rated Securities Series........................      5,482         (923)       4,559      125,604
    Cash Management Series.............................................         --           --           --      102,630

4. BUSINESS MANAGER AND INVESTMENT ADVISER: Anchor Investment Adviser, Inc. (the "Business Manager"), an indirect wholly owned subsidiary of Anchor National Life Insurance Company, pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the business manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and
 .20% on that portion of the series' average daily net assets in excess of $30,000,000. The business manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

  The Fund pays no salaries or compensation to any of its officers, all of whom are officers or employees of SunAmerica Asset Management Corp., an affiliate of the Business Manager, or SunAmerica Inc., the ultimate parent of the Business Manager.

  An annual fee of $13,000, plus expenses, is paid to each non-interested Trustee for attendance at meetings of the Trustees. The interested Trustees receive no remuneration from the Fund.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended November 30, 1995, was as follows:

                                                                                                               U.S.
                                                                                                            GOVERNMENT/
                                                                                      ASSET                  AAA-RATED       CASH
                                                GROWTH  INTERNATIONAL GROWTH-INCOME ALLOCATION  HIGH-YIELD   SECURITIES   MANAGEMENT
                                                SERIES      SERIES       SERIES       SERIES   BOND SERIES     SERIES       SERIES
                                               -------------------------------------------------------------------------------------
    Purchases of portfolio securities........  $175,329    $35,003     $ 139,301      $71,686    $46,187       $59,362     $    --
    Sales of portfolio securities............   288,504     67,649       248,677       95,368     41,465        75,409          --
    U.S. government securities included above
      were as follows:
    Purchases of U.S. government
      securities.............................        --         --            --        7,633     10,681        56,837          --
    Sales of U.S. government securities......     3,039         --            --        7,544     11,086        55,853          --

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                           NET REALIZED        TOTAL        DIVIDENDS       DIVIDENDS
             NET ASSET        NET          & UNREALIZED         FROM         DECLARED       FROM NET       NET ASSET
               VALUE        INVEST-        GAIN (LOSS)        INVEST-        FROM NET       REALIZED         VALUE
 PERIOD      BEGINNING        MENT              ON              MENT        INVESTMENT       GAIN ON        END OF       TOTAL
 ENDED       OF PERIOD       INCOME        INVESTMENTS       OPERATIONS       INCOME       INVESTMENTS      PERIOD       RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                                         Growth Series
11/30/91      $  21.01       $ 0.37           $ 5.25           $ 5.62         $(0.77)        $ (0.29)       $  25.57     26.80%
11/30/92         25.57         0.23             5.21             5.44          (0.01)          (0.04)          30.96      21.29
11/30/93         30.96         0.24@            5.32             5.56          (0.23)          (0.53)          35.76      18.26
11/30/94         35.76         0.19@            1.04             1.23          (0.25)          (2.66)          34.08       3.33
11/30/95         34.08         0.25@           12.02            12.27          (0.20)          (2.65)          43.50      37.93
                                                     International Series
11/30/91          9.68         0.16             0.38             0.54          (0.09)             --           10.13       5.59
11/30/92         10.13         0.15            (0.12)            0.03          (0.14)          (0.02)          10.00       0.31
11/30/93         10.00         0.18@            2.54             2.72          (0.14)          (0.01)          12.57      27.41
11/30/94         12.57         0.22@            0.81             1.03          (0.12)          (0.22)          13.26       8.17
11/30/95         13.26         0.26@            1.11             1.37          (0.23)          (0.50)          13.90      11.18
                                                     Growth-Income Series
11/30/91         20.71         0.73             3.62             4.35          (0.87)          (0.40)          23.79      21.14
11/30/92         23.79         0.64             3.12             3.76          (0.72)          (0.58)          26.25      16.02
11/30/93         26.25         0.71@            2.44             3.15          (0.63)          (0.54)          28.23      12.34
11/30/94         28.23         0.69@           (0.14)            0.55          (0.76)          (1.56)          26.46       2.00
11/30/95         26.46         0.71@            7.46             8.17          (0.76)          (2.23)          31.64      33.47
                                                    Asset Allocation Series
11/30/91         10.62         0.56             1.32             1.88          (0.60)          (0.02)          11.88      18.66
11/30/92         11.88         0.50             1.10             1.60          (0.53)          (0.05)          12.90      13.80
11/30/93         12.90         0.63@            0.72             1.35          (0.46)          (0.13)          13.66      10.76
11/30/94         13.66         0.58@           (0.69)           (0.11)         (0.62)          (0.31)          12.62      (0.84)
11/30/95         12.62         0.55@            3.16             3.71          (0.68)          (0.38)          15.27      31.01
                                                    High-Yield Bond Series
11/30/91         12.08         1.19             2.16             3.35          (1.52)             --           13.91      29.25
11/30/92         13.91         1.20             0.65             1.85          (1.16)             --           14.60      14.06
11/30/93         14.60         1.27@            1.02             2.29          (1.22)             --           15.67      16.44
11/30/94         15.67         1.24@           (1.88)           (0.64)         (1.49)          (0.49)          13.05      (4.70)
11/30/95         13.05         1.26@            0.99             2.25          (1.56)          (0.13)          13.61      18.97
                                          U.S. Government/AAA-Rated Securities Series
11/30/91         11.78         0.74             0.78             1.52          (0.81)             --           12.49      13.59
11/30/92         12.49         0.85             0.31             1.16          (0.78)             --           12.87       9.84
11/30/93         12.87         0.95@            0.61             1.56          (0.91)          (0.18)          13.34      12.58
11/30/94         13.34         0.90@           (1.43)           (0.53)         (1.11)          (0.17)          11.53      (4.17)
11/30/95         11.53         0.86@            0.85             1.71          (1.20)          (0.06)          11.98      15.95
                                                    Cash Management Series
11/30/91         11.78         0.60             0.07             0.67          (0.57)             --           11.88       5.85
11/30/92         11.88         0.40            (0.03)            0.37          (0.75)             --           11.50       3.26
11/30/93         11.50         0.29@              --             0.29          (0.39)             --           11.40       2.57
11/30/94         11.40         0.40@              --             0.40          (0.33)             --           11.47       3.56
11/30/95         11.47         0.61@            0.01             0.62          (0.44)             --           11.65       5.53

            NET                       RATIO OF NET
           ASSETS       RATIO OF       INVESTMENT
           END OF       EXPENSES         INCOME     PORTFOLIO
 PERIOD    PERIOD      TO AVERAGE      TO AVERAGE   TURNOVER
 ENDED    (000'S)      NET ASSETS      NET ASSETS     RATE
-------------------------------------------------------------


11/30/91  $458,719        0.62%            1.51%       12.30%
11/30/92   644,060        0.56             0.88        14.31
11/30/93   735,400        0.55             0.71        21.99
11/30/94   712,602        0.55             0.56        33.79
11/30/95   897,275        0.55             0.65        23.72

11/30/91    50,654        1.40             2.20        14.30
11/30/92    85,919        1.19             1.88        21.04
11/30/93   192,162        1.12             1.62        22.56
11/30/94   259,498        1.04             1.64        21.68
11/30/95   228,134        1.05             1.95        16.79

11/30/91   584,668        0.59             3.45        21.20
11/30/92   777,448        0.56             2.88        18.81
11/30/93   862,716        0.55             2.60        29.22
11/30/94   765,971        0.55             2.54        32.97
11/30/95   882,143        0.55             2.52        18.81

11/30/91    78,271        0.77             5.50        16.50
11/30/92   134,100        0.63             4.84        21.86
11/30/93   166,555        0.60             4.70        22.66
11/30/94   142,678        0.59             4.47        48.53
11/30/95   153,608        0.59             4.04        53.58

11/30/91   117,714        0.69            10.51        24.40
11/30/92   147,951        0.62             9.40        75.27
11/30/93   190,515        0.59             8.43        59.03
11/30/94   127,467        0.59             8.76        44.97
11/30/95   146,590        0.59             9.66        31.64

11/30/91   192,330        0.66             7.96        30.90
11/30/92   230,798        0.59             7.32        47.58
11/30/93   228,569        0.58             7.19         9.14
11/30/94   149,368        0.58             7.42        16.95
11/30/95   134,938        0.59             7.49        43.43

11/30/91   197,942        0.64             5.59           --
11/30/92   203,548        0.61             3.21           --
11/30/93   192,384        0.58             2.59           --
11/30/94   186,396        0.57             3.52           --
11/30/95   100,872        0.58             5.32           --

---------------

@ Calculated based upon average shares outstanding

See Notes to Financial Statements

                                                           ---------------------

---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholder of Anchor Pathway Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth Series, the International Series, the Growth-Income Series, the Asset Allocation Series, the High-Yield Bond Series, the U.S. Government/AAA-Rated Securities Series and the Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York
January 15, 1996

                                                           ---------------------

                                     PART C

                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements are included in Part A of the Registration Statement:

          Financial Highlights

     The following financial statements are included in Part B of the Registration Statement.

          Financial Statements for Anchor Pathway Fund -- with respect to Registrant's fiscal year ended November 30, 1995.


(b)  Exhibits


  ( 1) Declaration of Trust, as Amended. . . . . . Filed Herewith
  ( 2) By-Laws . . . . . . . . . . . . . . . . . . Filed Herewith
  ( 3) Voting Trust Agreement. . . . . . . . . . . Not Applicable
  ( 4) Shares of Beneficial Interest . . . . . . . Not Applicable
  ( 5)(a)  Investment Advisory and Management
           Agreement . . . . . . . . . . . . . . . Filed Herewith
      (b)  Business Management Agreements. . . . . Filed Herewith
  ( 6) Distribution Agreement. . . . . . . . . . . Not Applicable
  ( 7) Bonus, Profit Sharing,
       Pension or Similar Contracts. . . . . . . . Not Applicable
  ( 8) Custodian Agreement . . . . . . . . . . . Previously Filed
  ( 9) Form of Fund Participation Agreement. . . Previously Filed
  (10) Opinion and Consent of Counsel. . . . . . . Not Applicable
  (11) Consent of Accountants. . . . . . . . . . . Filed Herewith
  (12) Financial Statements Omitted from
       Item 23 . . . . . . . . . . . . . . . . . . Not Applicable
  (13) Initial Capitalization Agreement. . . . . . Not Applicable
  (14) Model Plan. . . . . . . . . . . . . . . . . Not Applicable
  (15) Rule 12b-1 Plan . . . . . . . . . . . . . . Not Applicable
  (16) Persons under Common Control with
       Registrant. . . . . . . . . . . . . . . . Previously Filed
  (17) Performance Computations. . . . . . . . . . Not Applicable
  (18) Powers of Attorney. . . . . . . . . . . . . Filed Herewith
  (27) Financial Data Schedules. . . . . . . . . . Filed Herewith


       All previously filed exhibits are specifically incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant

         Previously Filed.

Item 26. Number of Holders of Securities

     As of January 22, 1996, the number of record holders of Anchor Pathway Fund was as follows:

          Title of Class                 Number of Record Holders
          Shares of Beneficial Interest            1*

          * Held by the Variable Separate Account of Anchor National Life Insurance Company.

Item 27. Indemnification

     Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI

                                INDEMNIFICATION

          The Fund shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

     (a) the Fund shall indemnify any director or officer of the Fund who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Fund) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

     (b) The Fund shall indemnify any Trustee or officer of the Fund who was or is a part or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Fund to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another corporation, partnership, joint venture, Fund or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Fund, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Fund unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) To the extent that a Trustee or officer of the Fund has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

     (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or
     (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

     (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Fund as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

     Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     (f) Agents and employees of the Fund who are not Trustees or officers of the Fund may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

     (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

     (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Fund against any liability to the Fund or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     (i) The Fund shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Fund would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Fund if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

                          * * * * * * * * * * * * * *

          The Investment Advisory Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office on the part of the Investment Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Investment Adviser to perform or assist in the performance of its obligations under each Agreement) the Investment Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act of 1940 concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

          SunAmerica Inc., the parent of Anchor National Life Insurance Company, provides, without cost to the Fund, indemnification of individual trustees. By individual letter agreement, SunAmerica Inc. indemnifies each trustee to the fullest extent permitted by law against expenses and liabilities (including damages, judgments, settlements, costs, attorney's fees, charges and expenses) actually and reasonably incurred in connection with any action which is the subject of any threatened, asserted, pending or completed action, suit or proceeding, whether civil, criminal, administrative, investigative or otherwise and whether formal or informal to which any trustee was, is or is threatened to be made a party by reason of facts which include his being or having been a trustee.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and other Connections of Investment Adviser

     Information concerning the business and other connections of Capital Research and Managment Company ("CRMC") is incorporated herein by reference from CRMC's Form ADV (File No. 801-8055), which is currently on file with the Securities and Exchange Commission.


Item 29. Principal Underwriters

     There is no Principal Underwriter for the Registrant.

Item 30. Location of Accounts and Records

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Fund.

     Capital Research and Management Company, the Investment Adviser, is located at 333 South Hope Street, Los Angeles, California 90071. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

     Anchor Investment Adviser, Inc. the Business Manager, is located at 1 SunAmerica Center, Century City, Los Angeles, California 90067-6022. It maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


Item 31. Management Services

     None.

Item 32. Undertakings

     (c) Registrant hereby undertakes to furnish an investor to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24th day of January, 1996.

                                                     ANCHOR PATHWAY FUND


                                                   By: /s/Peter C. Sutton
                                                       ----------------------
                                                          Peter C. Sutton
                                                          Vice President

     Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


     *                   Chairman, President and Trustee        January 24, 1996
------------------       (Principal Executive Officer)
James K. Hunt


     *                   Senior Vice President, Treasurer       January 24, 1996
------------------       and Controller
Scott L. Robinson        (Principal Financial
                         and Accounting Officer)


     *                   Trustee                                January 24, 1996
------------------
Richards D. Barger



     *                   Trustee                                January 24, 1996
------------------
Frank L. Ellsworth



     *                   Trustee                                January 24, 1996
------------------
Gordon F. Hampton



     *                   Trustee                                January 24, 1996
------------------
Norman J. Metcalfe



*By: /s/Robert M. Zakem
     --------------------
     Attorney-in-Fact
     Robert M. Zakem

                              ANCHOR PATHWAY FUND

                                 EXHIBIT INDEX





Exhibit No.              Name
    1                    Declaration of Trust, as Amended

    2                    By-Laws

    5(a)                 Investment Advisory and Management
                         Agreement

    5(b)                 Business Management Agreements

    11                   Consent of Price Waterhouse

    24                   Powers of Attorney

    27                   Financial Data Schedules